UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-22061
Name of Fund:
BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
09/30/2025
Date of reporting period:
09/30/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock 20/80 Target Allocation Fund
Institutional Shares | BICPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4(a)	0.04%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Institutional Shares returned 6.67%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 6.22%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to emerging market ex-China equities and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	6.67%	3.29%	4.32%
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	6.22	2.91	4.49
Key Fund statistics
Net Assets	$443,267,227
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	50%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	21.7%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.9%
iShares 10-20 Year Treasury Bond ETF	12.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.9%
iShares Flexible Income Active ETF	7.9%
iShares Core International Aggregate Bond ETF	5.9%
BlackRock Securitized Income Fund, Institutional Class	5.9%
iShares Core Total USD Bond Market ETF	4.1%
iShares Core S&P 500 ETF	4.1%
iShares 0-5 Year TIPS Bond ETF	4.0%
iShares S&P 500 Growth ETF	3.1%
(a)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in transfer agent expenses and an increase in the amount of expense waivers.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Institutional Shares | BICPX
Annual Shareholder Report — September 30, 2025
BICPX-09/25-AR

BlackRock 20/80 Target Allocation Fund
Investor A Shares | BACPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.38%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 6.32%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 6.22%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to emerging market ex-China equities and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	6.32%	2.95%	3.98%
Investor A Shares (with sales charge)	0.74	1.85	3.42
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	6.22	2.91	4.49
Key Fund statistics
Net Assets	$443,267,227
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	50%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	21.7%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.9%
iShares 10-20 Year Treasury Bond ETF	12.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.9%
iShares Flexible Income Active ETF	7.9%
iShares Core International Aggregate Bond ETF	5.9%
BlackRock Securitized Income Fund, Institutional Class	5.9%
iShares Core Total USD Bond Market ETF	4.1%
iShares Core S&P 500 ETF	4.1%
iShares 0-5 Year TIPS Bond ETF	4.0%
iShares S&P 500 Growth ETF	3.1%
(a)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in transfer agent expenses and an increase in the amount of expense waivers.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Investor A Shares | BACPX
Annual Shareholder Report — September 30, 2025
BACPX-09/25-AR

BlackRock 20/80 Target Allocation Fund
Investor C Shares | BCCPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$114(a)	1.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 5.60%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 6.22%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to emerging market ex-China equities and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	5.60%	2.20%	3.37%
Investor C Shares (with sales charge)	4.60	2.20	3.37
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	6.22	2.91	4.49
Key Fund statistics
Net Assets	$443,267,227
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	50%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	21.7%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.9%
iShares 10-20 Year Treasury Bond ETF	12.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.9%
iShares Flexible Income Active ETF	7.9%
iShares Core International Aggregate Bond ETF	5.9%
BlackRock Securitized Income Fund, Institutional Class	5.9%
iShares Core Total USD Bond Market ETF	4.1%
iShares Core S&P 500 ETF	4.1%
iShares 0-5 Year TIPS Bond ETF	4.0%
iShares S&P 500 Growth ETF	3.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Investor C Shares | BCCPX
Annual Shareholder Report — September 30, 2025
BCCPX-09/25-AR

BlackRock 20/80 Target Allocation Fund
Class K Shares | BKCPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.02%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 6.79%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 6.22%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to emerging market ex-China equities and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	6.79%	3.33%	4.35%
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	6.22	2.91	4.49
Key Fund statistics
Net Assets	$443,267,227
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	50%
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	21.7%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.9%
iShares 10-20 Year Treasury Bond ETF	12.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.9%
iShares Flexible Income Active ETF	7.9%
iShares Core International Aggregate Bond ETF	5.9%
BlackRock Securitized Income Fund, Institutional Class	5.9%
iShares Core Total USD Bond Market ETF	4.1%
iShares Core S&P 500 ETF	4.1%
iShares 0-5 Year TIPS Bond ETF	4.0%
iShares S&P 500 Growth ETF	3.1%
(a)	Excludes short-term securities.
Material fund changes
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in transfer agent expenses and an increase in the amount of expense waivers.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Class K Shares | BKCPX
Annual Shareholder Report — September 30, 2025
BKCPX-09/25-AR

BlackRock 20/80 Target Allocation Fund
Class R Shares | BRCPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$69(a)	0.67%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class R Shares returned 5.98%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%), returned 6.22%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to emerging market ex-China equities and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	5.98%	2.65%	3.67%
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	6.22	2.91	4.49
Key Fund statistics
Net Assets	$443,267,227
Number of Portfolio Holdings	20
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	50%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	75.1%
Equity Funds	21.7%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.9%
iShares 10-20 Year Treasury Bond ETF	12.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.9%
iShares Flexible Income Active ETF	7.9%
iShares Core International Aggregate Bond ETF	5.9%
BlackRock Securitized Income Fund, Institutional Class	5.9%
iShares Core Total USD Bond Market ETF	4.1%
iShares Core S&P 500 ETF	4.1%
iShares 0-5 Year TIPS Bond ETF	4.0%
iShares S&P 500 Growth ETF	3.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Class R Shares | BRCPX
Annual Shareholder Report — September 30, 2025
BRCPX-09/25-AR

BlackRock 40/60 Target Allocation Fund
Institutional Shares | BIMPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Institutional Shares returned 9.56%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 9.05%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, international value stocks, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	9.56%	6.15%	6.67%
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	9.05	5.76	6.68
Key Fund statistics
Net Assets	$765,073,023
Number of Portfolio Holdings	23
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	47%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	54.6%
Equity Funds	40.5%
Short-Term Securities	4.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	13.8%
iShares 10-20 Year Treasury Bond ETF	10.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.9%
iShares Core S&P 500 ETF	6.2%
iShares U.S. Equity Factor Rotation Active ETF	5.9%
iShares Flexible Income Active ETF	5.9%
iShares S&P 500 Growth ETF	5.1%
iShares MSCI U.S.A. Quality Factor ETF	5.0%
iShares S&P 100 ETF	4.9%
BlackRock Securitized Income Fund, Institutional Class	4.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Institutional Shares | BIMPX
Annual Shareholder Report — September 30, 2025
BIMPX-09/25-AR

BlackRock 40/60 Target Allocation Fund
Investor A Shares | BAMPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42(a)	0.40%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 9.23%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 9.05%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, international value stocks, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	9.23%	5.80%	6.31%
Investor A Shares (with sales charge)	3.49	4.67	5.74
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	9.05	5.76	6.68
Key Fund statistics
Net Assets	$765,073,023
Number of Portfolio Holdings	23
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	47%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	54.6%
Equity Funds	40.5%
Short-Term Securities	4.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	13.8%
iShares 10-20 Year Treasury Bond ETF	10.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.9%
iShares Core S&P 500 ETF	6.2%
iShares U.S. Equity Factor Rotation Active ETF	5.9%
iShares Flexible Income Active ETF	5.9%
iShares S&P 500 Growth ETF	5.1%
iShares MSCI U.S.A. Quality Factor ETF	5.0%
iShares S&P 100 ETF	4.9%
BlackRock Securitized Income Fund, Institutional Class	4.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Investor A Shares | BAMPX
Annual Shareholder Report — September 30, 2025
BAMPX-09/25-AR

BlackRock 40/60 Target Allocation Fund
Investor C Shares | BCMPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$119(a)	1.14%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 8.45%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 9.05%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, international value stocks, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	8.45%	5.02%	5.67%
Investor C Shares (with sales charge)	7.45	5.02	5.67
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	9.05	5.76	6.68
Key Fund statistics
Net Assets	$765,073,023
Number of Portfolio Holdings	23
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	47%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	54.6%
Equity Funds	40.5%
Short-Term Securities	4.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	13.8%
iShares 10-20 Year Treasury Bond ETF	10.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.9%
iShares Core S&P 500 ETF	6.2%
iShares U.S. Equity Factor Rotation Active ETF	5.9%
iShares Flexible Income Active ETF	5.9%
iShares S&P 500 Growth ETF	5.1%
iShares MSCI U.S.A. Quality Factor ETF	5.0%
iShares S&P 100 ETF	4.9%
BlackRock Securitized Income Fund, Institutional Class	4.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Investor C Shares | BCMPX
Annual Shareholder Report — September 30, 2025
BCMPX-09/25-AR

BlackRock 40/60 Target Allocation Fund
Class K Shares | BKMPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.04%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 9.65%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 9.05%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, international value stocks, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	9.65%	6.18%	6.70%
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	9.05	5.76	6.68
Key Fund statistics
Net Assets	$765,073,023
Number of Portfolio Holdings	23
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	47%
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	54.6%
Equity Funds	40.5%
Short-Term Securities	4.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	13.8%
iShares 10-20 Year Treasury Bond ETF	10.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.9%
iShares Core S&P 500 ETF	6.2%
iShares U.S. Equity Factor Rotation Active ETF	5.9%
iShares Flexible Income Active ETF	5.9%
iShares S&P 500 Growth ETF	5.1%
iShares MSCI U.S.A. Quality Factor ETF	5.0%
iShares S&P 100 ETF	4.9%
BlackRock Securitized Income Fund, Institutional Class	4.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Class K Shares | BKMPX
Annual Shareholder Report — September 30, 2025
BKMPX-09/25-AR

BlackRock 40/60 Target Allocation Fund
Class R Shares | BRMPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$59(a)	0.56%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class R Shares returned 9.05%.
  For the same period, the Bloomberg U.S. Universal Index returned 3.40% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%), returned 9.05%.
What contributed to performance?
Allocations to U.S. large-cap growth stocks, broad emerging market equities, international value stocks, and convertible bonds were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	9.05%	5.62%	6.14%
Bloomberg U.S. Universal Index	3.40	0.08	2.26
MSCI ACWI Index (Net) (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	9.05	5.76	6.68
Key Fund statistics
Net Assets	$765,073,023
Number of Portfolio Holdings	23
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	47%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	54.6%
Equity Funds	40.5%
Short-Term Securities	4.9%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	13.8%
iShares 10-20 Year Treasury Bond ETF	10.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	7.9%
iShares Core S&P 500 ETF	6.2%
iShares U.S. Equity Factor Rotation Active ETF	5.9%
iShares Flexible Income Active ETF	5.9%
iShares S&P 500 Growth ETF	5.1%
iShares MSCI U.S.A. Quality Factor ETF	5.0%
iShares S&P 100 ETF	4.9%
BlackRock Securitized Income Fund, Institutional Class	4.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Class R Shares | BRMPX
Annual Shareholder Report — September 30, 2025
BRMPX-09/25-AR

BlackRock 60/40 Target Allocation Fund
Institutional Shares | BIGPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8(a)	0.08%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Institutional Shares returned 12.18%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 11.89%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	12.18%	8.77%	8.57%
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	11.89	8.62	8.82
Key Fund statistics
Net Assets	$2,012,382,215
Number of Portfolio Holdings	22
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	49%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	60.6%
Fixed-Income Funds	36.2%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	10.9%
iShares Core S&P 500 ETF	8.2%
iShares U.S. Equity Factor Rotation Active ETF	7.9%
iShares MSCI U.S.A. Quality Factor ETF	7.2%
iShares S&P 500 Growth ETF	7.2%
iShares 10-20 Year Treasury Bond ETF	6.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	5.9%
iShares Core MSCI Emerging Markets ETF	5.9%
iShares S&P 100 ETF	5.9%
iShares S&P 500 Value ETF	5.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Institutional Shares | BIGPX
Annual Shareholder Report — September 30, 2025
BIGPX-09/25-AR

BlackRock 60/40 Target Allocation Fund
Investor A Shares | BAGPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$44(a)	0.42%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 11.76%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 11.89%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	11.76%	8.41%	8.20%
Investor A Shares (with sales charge)	5.89	7.24	7.62
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	11.89	8.62	8.82
Key Fund statistics
Net Assets	$2,012,382,215
Number of Portfolio Holdings	22
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	49%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	60.6%
Fixed-Income Funds	36.2%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	10.9%
iShares Core S&P 500 ETF	8.2%
iShares U.S. Equity Factor Rotation Active ETF	7.9%
iShares MSCI U.S.A. Quality Factor ETF	7.2%
iShares S&P 500 Growth ETF	7.2%
iShares 10-20 Year Treasury Bond ETF	6.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	5.9%
iShares Core MSCI Emerging Markets ETF	5.9%
iShares S&P 100 ETF	5.9%
iShares S&P 500 Value ETF	5.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Investor A Shares | BAGPX
Annual Shareholder Report — September 30, 2025
BAGPX-09/25-AR

BlackRock 60/40 Target Allocation Fund
Investor C Shares | BCGPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$121(a)	1.15%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 10.98%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 11.89%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	10.98%	7.61%	7.55%
Investor C Shares (with sales charge)	9.98	7.61	7.55
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	11.89	8.62	8.82
Key Fund statistics
Net Assets	$2,012,382,215
Number of Portfolio Holdings	22
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	49%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	60.6%
Fixed-Income Funds	36.2%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	10.9%
iShares Core S&P 500 ETF	8.2%
iShares U.S. Equity Factor Rotation Active ETF	7.9%
iShares MSCI U.S.A. Quality Factor ETF	7.2%
iShares S&P 500 Growth ETF	7.2%
iShares 10-20 Year Treasury Bond ETF	6.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	5.9%
iShares Core MSCI Emerging Markets ETF	5.9%
iShares S&P 100 ETF	5.9%
iShares S&P 500 Value ETF	5.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Investor C Shares | BCGPX
Annual Shareholder Report — September 30, 2025
BCGPX-09/25-AR

BlackRock 60/40 Target Allocation Fund
Class K Shares | BKGPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 12.21%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 11.89%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	12.21%	8.79%	8.58%
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	11.89	8.62	8.82
Key Fund statistics
Net Assets	$2,012,382,215
Number of Portfolio Holdings	22
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	49%
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	60.6%
Fixed-Income Funds	36.2%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	10.9%
iShares Core S&P 500 ETF	8.2%
iShares U.S. Equity Factor Rotation Active ETF	7.9%
iShares MSCI U.S.A. Quality Factor ETF	7.2%
iShares S&P 500 Growth ETF	7.2%
iShares 10-20 Year Treasury Bond ETF	6.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	5.9%
iShares Core MSCI Emerging Markets ETF	5.9%
iShares S&P 100 ETF	5.9%
iShares S&P 500 Value ETF	5.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Class K Shares | BKGPX
Annual Shareholder Report — September 30, 2025
BKGPX-09/25-AR

BlackRock 60/40 Target Allocation Fund
Class R Shares | BRGPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$65(a)	0.61%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class R Shares returned 11.55%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%), returned 11.89%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	11.55%	8.19%	7.99%
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	11.89	8.62	8.82
Key Fund statistics
Net Assets	$2,012,382,215
Number of Portfolio Holdings	22
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	49%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	60.6%
Fixed-Income Funds	36.2%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	10.9%
iShares Core S&P 500 ETF	8.2%
iShares U.S. Equity Factor Rotation Active ETF	7.9%
iShares MSCI U.S.A. Quality Factor ETF	7.2%
iShares S&P 500 Growth ETF	7.2%
iShares 10-20 Year Treasury Bond ETF	6.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	5.9%
iShares Core MSCI Emerging Markets ETF	5.9%
iShares S&P 100 ETF	5.9%
iShares S&P 500 Value ETF	5.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Class R Shares | BRGPX
Annual Shareholder Report — September 30, 2025
BRGPX-09/25-AR

BlackRock 80/20 Target Allocation Fund
Institutional Shares | BIAPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Institutional Shares returned 14.45%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 14.73%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy, U.S. infrastructure stocks, and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	14.45%	11.46%	10.49%
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	14.73	11.47	10.90
Key Fund statistics
Net Assets	$2,310,729,443
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	52%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	80.3%
Fixed-Income Funds	17.1%
Short-Term Securities	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	13.1%
iShares U.S. Equity Factor Rotation Active ETF	10.9%
iShares MSCI U.S.A. Quality Factor ETF	9.2%
iShares S&P 500 Growth ETF	9.2%
iShares S&P 500 Value ETF	7.9%
iShares S&P 100 ETF	7.9%
iShares Core MSCI Emerging Markets ETF	6.9%
BlackRock Total Return Fund, Class K	4.8%
iShares Core Total USD Bond Market ETF	4.8%
BlackRock Technology Opportunities Fund, Class K	4.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Institutional Shares | BIAPX
Annual Shareholder Report — September 30, 2025
BIAPX-09/25-AR

BlackRock 80/20 Target Allocation Fund
Investor A Shares | BAAPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$48(a)	0.45%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 14.01%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 14.73%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy, U.S. infrastructure stocks, and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	14.01%	11.09%	10.11%
Investor A Shares (with sales charge)	8.02	9.90	9.52
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	14.73	11.47	10.90
Key Fund statistics
Net Assets	$2,310,729,443
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	52%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	80.3%
Fixed-Income Funds	17.1%
Short-Term Securities	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	13.1%
iShares U.S. Equity Factor Rotation Active ETF	10.9%
iShares MSCI U.S.A. Quality Factor ETF	9.2%
iShares S&P 500 Growth ETF	9.2%
iShares S&P 500 Value ETF	7.9%
iShares S&P 100 ETF	7.9%
iShares Core MSCI Emerging Markets ETF	6.9%
BlackRock Total Return Fund, Class K	4.8%
iShares Core Total USD Bond Market ETF	4.8%
BlackRock Technology Opportunities Fund, Class K	4.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Investor A Shares | BAAPX
Annual Shareholder Report — September 30, 2025
BAAPX-09/25-AR

BlackRock 80/20 Target Allocation Fund
Investor C Shares | BCAPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$127(a)	1.19%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 13.17%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 14.73%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy, U.S. infrastructure stocks, and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	13.17%	10.26%	9.45%
Investor C Shares (with sales charge)	12.17	10.26	9.45
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	14.73	11.47	10.90
Key Fund statistics
Net Assets	$2,310,729,443
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	52%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	80.3%
Fixed-Income Funds	17.1%
Short-Term Securities	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	13.1%
iShares U.S. Equity Factor Rotation Active ETF	10.9%
iShares MSCI U.S.A. Quality Factor ETF	9.2%
iShares S&P 500 Growth ETF	9.2%
iShares S&P 500 Value ETF	7.9%
iShares S&P 100 ETF	7.9%
iShares Core MSCI Emerging Markets ETF	6.9%
BlackRock Total Return Fund, Class K	4.8%
iShares Core Total USD Bond Market ETF	4.8%
BlackRock Technology Opportunities Fund, Class K	4.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Investor C Shares | BCAPX
Annual Shareholder Report — September 30, 2025
BCAPX-09/25-AR

BlackRock 80/20 Target Allocation Fund
Class K Shares | BKAPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$10(a)	0.09%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 14.47%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 14.73%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy, U.S. infrastructure stocks, and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	14.47%	11.49%	10.51%
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	14.73	11.47	10.90
Key Fund statistics
Net Assets	$2,310,729,443
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	52%
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	80.3%
Fixed-Income Funds	17.1%
Short-Term Securities	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	13.1%
iShares U.S. Equity Factor Rotation Active ETF	10.9%
iShares MSCI U.S.A. Quality Factor ETF	9.2%
iShares S&P 500 Growth ETF	9.2%
iShares S&P 500 Value ETF	7.9%
iShares S&P 100 ETF	7.9%
iShares Core MSCI Emerging Markets ETF	6.9%
BlackRock Total Return Fund, Class K	4.8%
iShares Core Total USD Bond Market ETF	4.8%
BlackRock Technology Opportunities Fund, Class K	4.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Class K Shares | BKAPX
Annual Shareholder Report — September 30, 2025
BKAPX-09/25-AR

BlackRock 80/20 Target Allocation Fund
Class R Shares | BRAPX
Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$65(a)	0.61%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
How did the Fund perform last year?
  For the reporting period ended September 30, 2025, the Fund's Class R Shares returned 13.83%.
  For the same period, the MSCI All Country World Index (Net) returned 17.27% and the secondary performance benchmark, a blend of MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%), returned 14.73%.
What contributed to performance?
Allocations to technology stocks, U.S. large-cap growth stocks, and developed international value equities were the largest contributors to the Fund’s absolute return.
What detracted from performance?
Allocations to a global unconstrained equity strategy, U.S. infrastructure stocks, and long-duration U.S. Treasuries were the main detractors. (Duration is a measure of interest rate sensitivity.)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: October 1, 2015 through September 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	13.83%	10.91%	9.94%
MSCI All Country World Index (Net)	17.27	13.54	11.91
MSCI ACWI Index (Net) (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	14.73	11.47	10.90
Key Fund statistics
Net Assets	$2,310,729,443
Number of Portfolio Holdings	19
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	52%
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any.
What did the Fund invest in?
(as of September 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	80.3%
Fixed-Income Funds	17.1%
Short-Term Securities	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	13.1%
iShares U.S. Equity Factor Rotation Active ETF	10.9%
iShares MSCI U.S.A. Quality Factor ETF	9.2%
iShares S&P 500 Growth ETF	9.2%
iShares S&P 500 Value ETF	7.9%
iShares S&P 100 ETF	7.9%
iShares Core MSCI Emerging Markets ETF	6.9%
BlackRock Total Return Fund, Class K	4.8%
iShares Core Total USD Bond Market ETF	4.8%
BlackRock Technology Opportunities Fund, Class K	4.2%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Class R Shares | BRAPX
Annual Shareholder Report — September 30, 2025
BRAPX-09/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees

Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

BlackRock 20/80 Target Allocation Fund	$23,985	$23,868	$0	$0	$19,300	$19,344	$0	$0

BlackRock 40/60 Target Allocation Fund	$23,985	$23,868	$0	$0	$19,300	$19,344	$0	$0

BlackRock 60/40 Target Allocation Fund	$23,985	$23,868	$0	$0	$19,300	$19,344	$0	$0

BlackRock 80/20 Target Allocation Fund	$23,985	$23,868	$0	$0	$19,300	$19,344	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End

(b) Audit-Related Fees[1]	$0	$0

(c) Tax Fees[2]	$0	$0

(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End

BlackRock 20/80 Target Allocation Fund	$19,300	$19,344

BlackRock 40/60 Target Allocation Fund	$19,300	$19,344

BlackRock 60/40 Target Allocation Fund	$19,300	$19,344

BlackRock 80/20 Target Allocation Fund	$19,300	$19,344

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End

$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

SEPTEMBER 30, 2025

2025 Annual Financial Statements and Additional Information

BlackRock Funds II

•	BlackRock 20/80 Target Allocation Fund
•	BlackRock 40/60 Target Allocation Fund
•	BlackRock 60/40 Target Allocation Fund
•	BlackRock 80/20 Target Allocation Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments September 30, 2025	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 22.4%
iShares Core MSCI Emerging Markets ETF	140,323	$9,250,092
iShares Core S&P 500 ETF	27,128	18,156,770
iShares MSCI EAFE Value ETF	133,356	9,045,538
iShares MSCI U.S.A. Quality Factor ETF	68,987	13,417,972
iShares S&P 100 ETF	26,217	8,726,066
iShares S&P 500 Growth ETF(b)	114,354	13,804,815
iShares S&P 500 Value ETF	64,396	13,298,418
iShares U.S. Equity Factor Rotation Active ETF	231,846	13,725,283

		99,424,954

Fixed-Income Funds — 77.5%
BlackRock Securitized Income Fund, Institutional Class	2,876,399	26,146,470
BlackRock Strategic Income Opportunities Portfolio, Class K	5,391,474	52,782,526
BlackRock Total Return Fund, Class K	7,470,994	75,008,779
iShares 0-5 Year TIPS Bond ETF	169,169	17,485,308
iShares 10-20 Year Treasury Bond ETF(b)	552,664	56,918,865
iShares Convertible Bond ETF	133,748	13,381,487
iShares Core International Aggregate Bond ETF	513,591	26,311,267
iShares Core Total USD Bond Market ETF	391,139	18,270,103
iShares Flexible Income Active ETF	658,228	35,044,059
iShares High Yield Systematic Bond ETF(b)	180,786	8,649,706
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	140,111	13,337,166

		343,335,736

Total Long-Term Investments — 99.9% (Cost: $412,784,820)		442,760,690

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(a)(c)(d)	14,658,682	$14,666,012

Total Short-Term Securities — 3.3% (Cost: $14,665,947)		14,666,012

Total Investments — 103.2% (Cost: $427,450,767)		457,426,702

Liabilities in Excess of Other Assets — (3.2)%		(14,159,475)

Net Assets — 100.0%		$443,267,227

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$19,303,078	$—	$(4,625,388	)(a)	$(6,196)	$(5,482)	$14,666,012	14,658,682	$114,355	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares(c)	980,501	—	(980,501	)(a)	—	—	—	—	22,956		—
BlackRock Securitized Income Fund, Institutional Class	34,892,943	4,573,337	(13,164,882)		135,041	(289,969)	26,146,470	2,876,399	1,654,496		78,189

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (continued) September 30, 2025	BlackRock 20/80 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds

BlackRock Strategic Income Opportunities Portfolio, Class K	$52,590,423	$7,031,735	$(7,610,013)	$34,457	$735,924	$52,782,526	5,391,474	$2,498,940	$—
BlackRock Total Return Fund, Class K	74,491,285	11,049,544	(9,579,078)	(279,294)	(673,678)	75,008,779	7,470,994	3,587,131	50,680
iShares 0-5 Year TIPS Bond ETF	—	18,266,572	(923,779)	(861)	143,376	17,485,308	169,169	241,249	—
iShares 10- 20 Year Treasury Bond ETF	—	61,757,455	(4,953,766)	(115,968)	231,144	56,918,865	552,664	1,262,998	—

iShares 20+ Year Treasury Bond ETF(c)	30,686,072	3,986,399	(32,613,451)	(2,161,615)	102,595	—	—	526,719	—

iShares Convertible Bond ETF	12,960,483	9,499,611	(11,063,535)	591,827	1,393,101	13,381,487	133,748	301,835	—

iShares Core International Aggregate Bond ETF	—	27,369,104	(1,385,791)	4,189	323,765	26,311,267	513,591	—	—

iShares Core MSCI Emerging Markets ETF	—	9,165,438	(1,644,978)	161,724	1,567,908	9,250,092	140,323	109,480	—

iShares Core S&P 500 ETF	22,989,738	4,714,640	(12,373,282)	2,971,869	(146,195)	18,156,770	27,128	281,350	—

iShares Core Total USD Bond Market ETF	74,520,280	7,952,757	(62,431,702)	(277,621)	(1,493,611)	18,270,103	391,139	2,314,329	—

iShares Edge Investment Grade Enhanced Bond ETF(c)	22,001,036	214,458	(21,634,813)	339,728	(920,409)	—	—	177,844	—

iShares Flexible Income Active ETF	34,510,416	5,297,668	(4,583,027)	(59,552)	(121,446)	35,044,059	658,228	2,164,143	—

iShares High Yield Systematic Bond ETF	—	9,738,779	(1,095,347)	(17,965)	24,239	8,649,706	180,786	505,971	—

iShares J.P. Morgan USD Emerging Markets Bond ETF	9,209,021	5,655,374	(1,847,779)	6,859	313,691	13,337,166	140,111	622,655	—

iShares MSCI EAFE Growth ETF(c)	—	8,751,698	(8,929,343)	177,645	—	—	—	56,136	—

iShares MSCI EAFE Value ETF	12,786,675	3,740,231	(9,139,674)	365,196	1,293,110	9,045,538	133,356	405,379	—

4	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) September 30, 2025	BlackRock 20/80 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
iShares MSCI Emerging Markets ex China ETF(c)	$9,101,418	$642,936	$(9,001,284)	$(251,445)	$(491,625)	$—	—	$142,274	$—
iShares MSCI U.S.A. Quality Factor ETF	13,858,994	1,493,472	(3,015,884)	164,995	916,395	13,417,972	68,987	126,805	—
iShares S&P 100 ETF	—	8,778,784	(135,366)	516	82,132	8,726,066	26,217	—	—
iShares S&P 500 Growth ETF	14,223,854	1,423,780	(5,065,747)	596,206	2,626,722	13,804,815	114,354	62,978	—
iShares S&P 500 Value ETF	8,587,148	5,789,568	(1,700,795)	(4,750)	627,247	13,298,418	64,396	205,191	—
iShares U.S. Equity Factor Rotation Active ETF	12,814,115	1,353,005	(2,839,146)	195,187	2,202,122	13,725,283	231,846	149,422	—

				$2,570,172	$8,441,056	$457,426,702		$17,534,636	$128,869

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$442,760,690	$—	$—	$442,760,690
Short-Term Securities
Money Market Funds	14,666,012	—	—	14,666,012

	$457,426,702	$—	$—	$ 457,426,702

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments September 30, 2025	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 42.6%
BlackRock Technology Opportunities Fund, Class K	198,429	$16,691,839
International Tilts Master Portfolio	$16,449,265	16,449,265
iShares Core MSCI Emerging Markets ETF	357,284	23,552,161
iShares Core S&P 500 ETF	70,467	47,163,563
iShares MSCI EAFE Value ETF	235,618	15,981,969
iShares MSCI U.S.A. Momentum Factor ETF(b)	64,901	16,643,861
iShares MSCI U.S.A. Quality Factor ETF	196,174	38,155,843
iShares S&P 100 ETF	112,633	37,488,768
iShares S&P 500 Growth ETF(b)	326,503	39,415,442
iShares S&P 500 Value ETF	142,603	29,448,946
iShares U.S. Equity Factor Rotation Active ETF	764,048	45,231,642

		326,223,299

Fixed-Income Funds — 57.5%
BlackRock Securitized Income Fund, Institutional Class	4,113,608	37,392,695
BlackRock Strategic Income Opportunities Portfolio, Class K	6,147,973	60,188,652
BlackRock Total Return Fund, Class K	10,562,613	106,048,630
iShares 0-5 Year TIPS Bond ETF	216,168	22,343,124
iShares 10-20 Year Treasury Bond ETF	804,316	82,836,505
iShares Convertible Bond ETF	170,719	17,080,436
iShares Core International Aggregate Bond ETF	584,811	29,959,868
iShares Core Total USD Bond Market ETF	511,951	23,913,231
iShares Flexible Income Active ETF	848,558	45,177,228
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	157,747	15,015,937

		439,956,306

Total Long-Term Investments — 100.1% (Cost: $684,292,936)		766,179,605

Security	Shares	Value

Short-Term Securities

Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(a)(c)(d)	38,154,413	$38,173,490
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(a)(c)	1,615,596	1,615,596

Total Short-Term Securities — 5.2% (Cost: $39,792,080)		39,789,086

Total Investments — 105.3% (Cost: $724,085,016)		805,968,691

Liabilities in Excess of Other Assets — (5.3)%		(40,895,668)

Net Assets — 100.0%		$765,073,023

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income (Expense)		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$30,723,742	$7,466,742	(a)	$—	$1,327	$(18,321)	$38,173,490	38,154,413	$243,253	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	378,184	1,237,412	(a)	—	—	—	1,615,596	1,615,596	46,468		—
BlackRock Securitized Income Fund, Institutional Class	38,760,030	7,858,822		(9,179,637)	6,571	(53,091)	37,392,695	4,113,608	2,106,640		88,904
BlackRock Strategic Income Opportunities Portfolio, Class K	52,049,313	10,485,630		(3,300,628)	(3,349)	957,686	60,188,652	6,147,973	2,685,312		—

6	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) September 30, 2025	BlackRock 40/60 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Technology Opportunities Fund, Class K	$—	$15,280,561		$(769,640)	$33,679	$2,147,239	$16,691,839	198,429	$—	$857,588
BlackRock Total Return Fund, Class K	91,249,043	21,468,142		(5,775,099)	(161,947)	(731,509)	106,048,630	10,562,613	4,739,254	63,693
BlackRock Unconstrained Equity Fund(c)	12,283,526	1,535,451		(13,922,719)	400,661	(296,919)	—	—	—	—
International Tilts Master Portfolio	—	14,298,954	(a)(d)	—	595,421	1,554,890	16,449,265	$16,449,265	304,759	—
iShares 0-5 Year TIPS Bond ETF	—	22,692,182		(532,016)	1,260	181,698	22,343,124	216,168	306,561	—
iShares 10-20 Year Treasury Bond ETF	—	84,604,117		(2,778,615)	(73,052)	1,084,055	82,836,505	804,316	1,622,560	—
iShares 20+ Year Treasury Bond ETF(c)	32,496,116	6,614,743		(37,014,343)	(2,300,898)	204,382	—	—	572,777	—
iShares Convertible Bond ETF	13,172,419	8,559,775		(7,538,790)	113,988	2,773,044	17,080,436	170,719	379,068	—
iShares Core International Aggregate Bond ETF	—	30,301,576		(709,245)	4,517	363,020	29,959,868	584,811	—	—
iShares Core MSCI Emerging Markets ETF	—	20,588,587		(769,007)	13,971	3,718,610	23,552,161	357,284	254,557	—
iShares Core S&P 500 ETF	68,004,771	9,539,731		(37,857,485)	10,797,303	(3,320,757)	47,163,563	70,467	707,234	—
iShares Core Total USD Bond Market ETF	78,286,817	10,443,939		(63,022,583)	(293,870)	(1,501,072)	23,913,231	511,951	2,420,483	—
iShares Flexible Income Active ETF	38,045,859	9,592,438		(2,361,097)	(27,450)	(72,522)	45,177,228	848,558	2,576,261	—
iShares High Yield Systematic Bond ETF(c)	—	14,778,884		(14,474,207)	(304,677)	—	—	—	467,884	—
iShares Investment Grade Systematic Bond ETF(c)	26,215,772	375,404		(25,898,545)	395,839	(1,088,470)	—	—	212,213	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	12,716,773	2,795,298		(825,778)	(4,900)	334,544	15,015,937	157,747	768,103	—
iShares MSCI EAFE Growth ETF(c)	20,589,031	8,896,295		(30,357,565)	6,398,409	(5,526,170)	—	—	320,189	—
iShares MSCI EAFE Value ETF	25,635,828	8,207,366		(20,827,586)	810,192	2,156,169	15,981,969	235,618	785,305	—
iShares MSCI Emerging Markets ex China ETF(c)	18,974,777	2,584,191		(20,845,312)	213,955	(927,611)	—	—	310,527	—
iShares MSCI U.S.A. Momentum Factor ETF	—	14,584,634		(726,656)	(4,882)	2,790,765	16,643,861	64,901	149,811	—
iShares MSCI U.S.A. Quality Factor ETF	34,154,857	4,505,590		(3,510,069)	131,188	2,874,277	38,155,843	196,174	346,821	—
iShares S&P 100 ETF	—	35,455,072		(354,505)	19,570	2,368,631	37,488,768	112,633	66,549	—
iShares S&P 500 Growth ETF	35,052,639	4,333,579		(8,758,353)	899,564	7,888,013	39,415,442	326,503	174,067	—

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (continued) September 30, 2025	BlackRock 40/60 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares S&P 500 Value ETF	$13,773,113	$15,659,590	$(1,418,515)	$(20,850)	$1,455,608	$29,448,946	142,603	$421,269	$—
iShares U.S. Equity Factor Rotation Active ETF	32,495,112	8,838,572	(2,786,880)	(13,508)	6,698,346	45,231,642	764,048	414,273	—
iShares U.S. Technology ETF(c)	13,438,232	1,549,839	(15,609,378)	5,870,060	(5,248,753)	—	—	12,906	—

				$23,498,092	$20,765,782	$805,968,691		$23,415,104	$1,010,185

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$749,730,340	$—	$—	$749,730,340
Short-Term Securities
Money Market Funds	39,789,086	—	—	39,789,086

	$789,519,426	$—	$—	789,519,426

Investments valued at NAV(a)				16,449,265

				$805,968,691

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

8	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments September 30, 2025	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 62.5%
BlackRock Technology Opportunities Fund, Class K	1,003,725	$84,433,324
International Tilts Master Portfolio	$63,939,051	63,939,051
iShares Core MSCI Emerging Markets ETF	1,796,355	118,415,722
iShares Core S&P 500 ETF	245,271	164,159,880
iShares MSCI EAFE Value ETF	924,162	62,685,908
iShares MSCI U.S.A. Momentum Factor ETF	162,388	41,644,403
iShares MSCI U.S.A. Quality Factor ETF	744,396	144,785,022
iShares S&P 100 ETF(b)	355,319	118,264,376
iShares S&P 500 Growth ETF(b)	1,196,927	144,493,027
iShares S&P 500 Value ETF	563,972	116,465,858
iShares U.S. Aerospace & Defense ETF	194,542	40,709,859
iShares U.S. Equity Factor Rotation Active ETF	2,681,155	158,724,376

		1,258,720,806

Fixed-Income Funds — 37.4%
BlackRock Securitized Income Fund, Institutional Class	8,705,466	79,132,684
BlackRock Strategic Income Opportunities Portfolio, Class K	12,127,702	118,730,202
BlackRock Total Return Fund, Class K	21,755,784	218,428,070
iShares 10-20 Year Treasury Bond ETF	1,337,845	137,784,657
iShares Core International Aggregate Bond ETF	1,148,167	58,820,595
iShares Core Total USD Bond Market ETF	900,957	42,083,702
iShares Flexible Income Active ETF	1,105,051	58,832,915
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	408,981	38,930,901

		752,743,726

Total Long-Term Investments — 99.9% (Cost: $1,733,012,745)		2,011,464,532

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(a)(c)(d)	65,354,053	$65,386,730
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(a)(c)	795,850	795,850

Total Short-Term Securities — 3.3% (Cost: $66,180,963)		66,182,580

Total Investments — 103.2% (Cost: $1,799,193,708)		2,077,647,112
Liabilities in Excess of Other Assets — (3.2)%		(65,264,897)

Net Assets — 100.0%		$2,012,382,215

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income (Expense)		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$56,958,048	$8,458,805	(a)	$—		$(5,626)	$(24,497)	$65,386,730	65,354,053	$612,209	(b)	$—
BlackRock Emerging Markets Fund, Inc., Class K(c)	32,631,523	206,066		(32,096,931)		319,551	(1,060,209)	—	—	—		—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,202,351	—		(406,501	)(a)	—	—	795,850	795,850	133,248		—

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (continued) September 30, 2025	BlackRock 60/40 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Securitized Income Fund, Institutional Class	$82,044,317	$18,531,419		$(21,277,786)	$1,834	$(167,100)	$79,132,684	8,705,466	$4,370,076	$194,451
BlackRock Strategic Income Opportunities Portfolio, Class K	98,483,464	24,001,421		(5,539,002)	(11,284)	1,795,603	118,730,202	12,127,702	5,100,735	—
BlackRock Technology Opportunities Fund, Class K	33,304,729	63,113,086		(25,633,974)	2,221,954	11,427,529	84,433,324	1,003,725	—	6,651,433
BlackRock Total Return Fund, Class K	184,908,262	45,866,968		(10,354,012)	(297,303)	(1,695,845)	218,428,070	21,755,784	9,414,926	130,647
BlackRock Unconstrained Equity Fund, Class K(c)	31,342,864	4,200,058		(35,840,861)	1,015,952	(718,013)	—	—	—	—
International Tilts Master Portfolio	—	55,772,296	(a)(d)	—	2,267,116	5,899,639	63,939,051	$63,939,051	1,154,168	—
iShares 10-20 Year Treasury Bond ETF	—	139,807,954		(3,351,545)	(55,141)	1,383,389	137,784,657	1,337,845	2,683,455	—
iShares 20+ Year Treasury Bond ETF(c)	66,422,039	11,101,586		(73,054,318)	(4,458,970)	(10,337)	—	—	1,167,827	—
iShares Core International Aggregate Bond ETF	—	58,671,400		(542,266)	607	690,854	58,820,595	1,148,167	—	—
iShares Core MSCI Emerging Markets ETF	—	105,456,051		(2,170,270)	(65,818)	15,195,759	118,415,722	1,796,355	1,740,633	—
iShares Core S&P 500 ETF	258,137,910	27,535,198		(147,691,169)	44,072,791	(17,894,850)	164,159,880	245,271	2,456,396	—
iShares Core Total USD Bond Market ETF	133,674,633	26,687,306		(115,432,282)	(255,371)	(2,590,584)	42,083,702	900,957	3,737,856	—
iShares Flexible Income Active ETF	47,090,395	14,853,992		(2,981,101)	(37,172)	(93,199)	58,832,915	1,105,051	3,223,981	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	32,449,239	7,371,851		(1,679,542)	(17,559)	806,912	38,930,901	408,981	1,928,215	—
iShares MSCI EAFE Growth ETF(c)	68,842,283	85,455,571		(157,226,721)	21,756,792	(18,827,925)	—	—	1,067,442	—
iShares MSCI EAFE Value ETF	99,037,377	41,464,143		(89,896,887)	3,500,666	8,580,609	62,685,908	924,162	3,314,125	—

10	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) September 30, 2025	BlackRock 60/40 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI Emerging Markets ex China ETF(c)	$50,267,803	$4,610,676	$(52,853,292)	$3,170,209	$(5,195,396)	$—	$—	$832,317	$—
iShares MSCI U.S.A. Momentum Factor ETF	—	36,224,699	(1,399,041)	(26,852)	6,845,597	41,644,403	162,388	370,086	—
iShares MSCI U.S.A. Quality Factor ETF	120,666,031	35,101,518	(22,728,655)	849,101	10,897,027	144,785,022	744,396	1,344,976	—
iShares S&P 100 ETF	—	110,880,855	(1,027,147)	(30,626)	8,441,294	118,264,376	355,319	313,688	—
iShares S&P 500 Growth ETF	123,835,582	14,537,281	(25,132,475)	2,067,982	29,184,657	144,493,027	1,196,927	617,410	—
iShares S&P 500 Value ETF	68,971,052	46,203,479	(4,211,315)	(122,293)	5,624,935	116,465,858	563,972	1,706,741	—
iShares U.S. Aerospace & Defense ETF	—	39,349,700	—	—	1,360,159	40,709,859	194,542	—	—
iShares U.S. Equity Factor Rotation Active ETF	116,616,027	26,268,282	(7,923,288)	52,799	23,710,556	158,724,376	2,681,155	1,458,400	—
iShares U.S. Technology ETF(c)	34,154,376	2,788,684	(38,510,049)	18,930,670	(17,363,681)	—	—	32,791	—

				$94,844,009	$66,202,883	$2,077,647,112		$48,781,701	$6,976,531

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (continued) September 30, 2025	BlackRock 60/40 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$1,947,525,481	$—	$—	$1,947,525,481
Short-Term Securities
Money Market Funds	66,182,580	—	—	66,182,580

	$2,013,708,061	$—	$—	2,013,708,061

Investments valued at NAV(a)				63,939,051

				$2,077,647,112

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

12	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments September 30, 2025	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 82.3%
BlackRock Technology Opportunities Fund, Class K	1,147,630	$96,538,657
International Tilts Master Portfolio	$94,695,640	94,695,640
iShares Core MSCI Emerging Markets ETF	2,404,967	158,535,425
iShares Core S&P 500 ETF	452,428	302,810,060
iShares MSCI EAFE Value ETF(b)	1,392,179	94,431,502
iShares MSCI U.S.A. Momentum Factor ETF(b)	276,242	70,842,261
iShares MSCI U.S.A. Quality Factor ETF	1,088,058	211,627,281
iShares S&P 100 ETF(b)	545,148	181,447,060
iShares S&P 500 Growth ETF	1,751,363	211,424,541
iShares S&P 500 Value ETF	879,217	181,567,103
iShares U.S. Aerospace & Defense ETF	222,434	46,546,539
iShares U.S. Equity Factor Rotation Active ETF	4,235,621	250,748,763

		1,901,214,832

Fixed-Income Funds — 17.5%
BlackRock Securitized Income Fund, Institutional Class	4,870,771	44,275,304
BlackRock Strategic Income Opportunities Portfolio, Class K	4,514,656	44,198,479
BlackRock Total Return Fund, Class K	11,178,544	112,232,581
iShares 10-20 Year Treasury Bond ETF(b)	646,273	66,559,656
iShares Core International Aggregate Bond ETF	510,629	26,159,524
iShares Core Total USD Bond Market ETF	2,400,348	112,120,255

		405,545,799

Total Long-Term Investments — 99.8% (Cost: $1,893,578,363)		2,306,760,631

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(a)(c)(d)	62,122,841	$62,153,903

Total Short-Term Securities — 2.7% (Cost: $62,159,005)		62,153,903

Total Investments — 102.5% (Cost: $1,955,737,368)		2,368,914,534
Liabilities in Excess of Other Assets — (2.5)%		(58,185,091)

Net Assets — 100.0%		$2,310,729,443

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$48,630,283	$13,539,029	(a)	$—		$11,194	$(26,603)	$62,153,903	62,122,841	$332,686	(b)	$—
BlackRock Emerging Markets Fund, Inc., Class K(c)	35,522,298	500,922		(35,212,924)		1,785,647	(2,595,943)	—	—	—		—
BlackRock Liquidity Funds, T-Fund, Institutional Shares(c)	3,205,960	—		(3,205,960	)(a)	—	—	—	—	181,855		—
BlackRock Securitized Income Fund, Institutional Class	31,373,358	14,133,770		(1,388,924)		(12,076)	169,176	44,275,304	4,870,771	2,154,421		77,118

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (continued) September 30, 2025	BlackRock 80/20 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Strategic Income Opportunities Portfolio, Class K	$31,596,540	$13,223,411		$(1,389,921)	$(8,626)	$777,075	$44,198,479	4,514,656	$1,850,056	$—
BlackRock Technology Opportunities Fund, Class K	32,162,863	76,614,857		(27,621,564)	2,395,905	12,986,596	96,538,657	1,147,630	—	7,349,625
BlackRock Total Return Fund, Class K	81,106,131	34,937,807		(3,472,302)	(106,787)	(232,268)	112,232,581	11,178,544	4,709,536	58,900
BlackRock Unconstrained Equity Fund, Class K(c)	62,427,263	20,042,977		(83,387,549)	2,352,351	(1,435,042)	—	—	—	—
International Tilts Master Portfolio	—	82,464,824	(a)(d)	—	3,378,995	8,851,821	94,695,640	$94,695,640	1,729,858	—
iShares 10- 20 Year Treasury Bond ETF	—	68,367,410		(1,621,133)	(31,858)	(154,763)	66,559,656	646,273	1,478,140	—
iShares 20+ Year Treasury Bond ETF(c)	33,243,539	9,533,535		(40,850,339)	(2,383,956)	457,221	—	—	597,237	—
iShares Core International Aggregate Bond ETF	—	41,722,568		(16,108,454)	212,837	332,573	26,159,524	510,629	—	—
iShares Core MSCI Emerging Markets ETF	—	140,219,226		(2,474,821)	(57,070)	20,848,090	158,535,425	2,404,967	2,128,205	—
iShares Core S&P 500 ETF	313,961,972	86,227,242		(140,969,738)	17,999,792	25,590,792	302,810,060	452,428	3,878,177	—
iShares Core Total USD Bond Market ETF	124,785,776	33,152,710		(44,760,238)	(1,015,660)	(42,333)	112,120,255	2,400,348	4,345,126	—
iShares MSCI EAFE Growth ETF(c)	98,729,260	97,088,691		(199,041,937)	26,278,487	(23,054,501)	—	—	1,234,974	—
iShares MSCI EAFE Value ETF	111,211,128	106,597,521		(145,592,912)	7,076,173	15,139,592	94,431,502	1,392,179	5,213,154	—
iShares MSCI Emerging Markets ex China ETF(c)	62,443,298	16,943,123		(77,723,060)	5,657,140	(7,320,501)	—	—	1,058,169	—
iShares MSCI U.S.A. Momentum Factor ETF	—	61,007,435		(1,943,944)	(90,009)	11,868,779	70,842,261	276,242	606,447	—
iShares MSCI U.S.A. Quality Factor ETF	148,576,766	85,915,641		(40,741,258)	1,254,905	16,621,227	211,627,281	1,088,058	2,015,205	—
iShares S&P 100 ETF	—	170,629,343		(2,108,440)	(85,253)	13,011,410	181,447,060	545,148	494,063	—

14	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) September 30, 2025	BlackRock 80/20 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
iShares S&P 500 Growth ETF	$169,138,832	$45,521,450	$(47,998,756)	$1,874,408	$42,888,607	$211,424,541	$1,751,363	$907,903	$—
iShares S&P 500 Value ETF	98,393,942	78,781,603	(4,992,065)	(235,281)	9,618,904	181,567,103	879,217	2,500,771	—
iShares U.S. Aerospace & Defense ETF	—	45,125,278	(136,818)	2,932	1,555,147	46,546,539	222,434	—	—
iShares U.S. Equity Factor Rotation Active ETF	128,636,396	98,054,503	(6,181,374)	(266,505)	30,505,743	250,748,763	4,235,621	1,844,228	—
iShares U.S. Infrastructure ETF(c)	33,045,556	7,933,024	(40,277,023)	5,037,098	(5,738,655)	—	—	164,918	—
iShares U.S. Technology ETF(c)	32,930,348	8,022,721	(42,385,836)	17,950,872	(16,518,105)	—	—	34,574	—

				$88,975,655	$154,104,039	$2,368,914,534		$39,459,703	$7,485,643

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$2,212,064,991	$—	$—	$2,212,064,991
Short-Term Securities
Money Market Funds	62,153,903	—	—	62,153,903

	$2,274,218,894	$—	$—	2,274,218,894

Investments valued at NAV(a)				94,695,640

				$2,368,914,534

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	15

Statements of Assets and Liabilities

September 30, 2025

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

ASSETS
Investments, at value — affiliated(a)(b)	$457,426,702	$805,968,691	$2,077,647,112	$2,368,914,534
Receivables:
Investments sold	2,041,366	—	—	4,601,562
Securities lending income — affiliated	3,130	9,973	14,580	8,697
Capital shares sold	76,120	192,072	2,488,299	1,348,045
Dividends — affiliated	611,180	795,348	1,616,971	800,671
From the Manager	29,241	50,284	116,860	112,493
Prepaid expenses	18,372	21,064	27,334	24,552

Total assets	460,206,111	807,037,432	2,081,911,156	2,375,810,554

LIABILITIES
Bank overdraft	1,162,372	—	—	50,650
Collateral on securities loaned	14,664,867	38,176,115	65,374,224	62,154,402
Payables:
Investments purchased	609,013	892,413	1,605,717	784,329
Administration fees	7,131	20,542	70,832	81,103
Capital shares redeemed	253,131	2,549,973	1,827,398	1,419,763
Trustees’ and Officer’s fees	2,587	3,070	5,433	5,245
Other accrued expenses	124,095	170,047	384,095	363,894
Other affiliate fees	2,436	909	4,363	423
Professional fees	51,781	51,135	48,003	50,275
Registration fees	4,084	687	470	983
Service and distribution fees	57,387	99,518	208,406	170,044

Total liabilities	16,938,884	41,964,409	69,528,941	65,081,111

Commitments and contingent liabilities

NET ASSETS	$443,267,227	$765,073,023	$2,012,382,215	$2,310,729,443

NET ASSETS CONSIST OF:
Paid-in capital	$450,933,800	$652,040,198	$1,604,155,878	$1,779,200,850
Accumulated earnings (loss)	(7,666,573)	113,032,825	408,226,337	531,528,593

NET ASSETS	$443,267,227	$765,073,023	$2,012,382,215	$2,310,729,443

(a) Investments at cost — affiliated	$427,450,767	$724,085,016	$1,799,193,708	$1,955,737,368
(b) Securities loaned at value	$14,346,218	$37,471,678	$64,118,426	$61,055,931

16	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (continued)

September 30, 2025

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

NET ASSET VALUE

Institutional
Net assets	$85,387,001	$185,229,193	$483,413,445	$910,833,952

Shares outstanding	7,148,686	13,032,578	28,265,705	46,903,928

Net asset value	$11.94	$14.21	$17.10	$19.42

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor A
Net assets	$182,917,829	$297,982,782	$728,612,459	$445,617,825

Shares outstanding	15,595,237	21,246,410	43,672,425	23,613,622

Net asset value	$11.73	$14.03	$16.68	$18.87

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor C
Net assets	$21,463,086	$37,872,954	$51,896,589	$75,375,377

Shares outstanding	1,842,423	2,733,492	3,199,820	4,185,341

Net asset value	$11.65	$13.86	$16.22	$18.01

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class K
Net assets	$147,799,244	$224,914,311	$703,663,407	$832,400,987

Shares outstanding	12,371,148	15,809,030	41,143,941	42,850,624

Net asset value	$11.95	$14.23	$17.10	$19.43

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class R
Net assets	$5,700,067	$19,073,783	$44,796,315	$46,501,302

Shares outstanding	487,904	1,363,444	2,699,829	2,489,488

Net asset value	$11.68	$13.99	$16.59	$18.68

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	17

Statements of Operations

Year Ended September 30, 2025

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

INVESTMENT INCOME
Dividends — affiliated	$17,420,281	$22,867,092	$47,015,324	$37,397,159
Securities lending income — affiliated — net	114,355	243,253	612,209	332,686
Net investment income allocated from the affiliated Master Portfolio:
Income	—	401,333	1,519,165	2,277,077
Expenses	—	(96,574)	(364,997)	(547,219)

Total investment income	17,534,636	23,415,104	48,781,701	39,459,703

EXPENSES
Service and distribution — class specific	720,134	1,190,943	2,436,433	1,904,994
Transfer agent — class specific	331,381	655,905	1,703,463	1,911,211
Administration	184,989	294,889	707,226	771,200
Professional	87,079	87,583	90,491	90,531
Administration — class specific	87,078	141,214	357,182	392,195
Registration	79,988	84,023	95,867	97,234
Accounting services	65,963	65,963	65,963	65,963
Printing and postage	19,829	23,083	28,632	28,539
Trustees and Officer	11,293	13,454	22,257	23,233
Custodian	4,666	11,912	20,017	24,207
Miscellaneous	18,298	19,783	28,656	27,810

Total expenses excluding interest expense	1,610,698	2,588,752	5,556,187	5,337,117
Interest expense	493	546	1,273	116

Total expenses	1,611,191	2,589,298	5,557,460	5,337,233

Less:
Administration fees waived	(162,506)	(106,603)	—	—
Administration fees waived by the Manager — class specific	(78,728)	(133,223)	(298,067)	(307,560)
Fees waived and/or reimbursed by the Manager	(231,125)	(279,854)	(565,254)	(248,414)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(91,855)	(274,670)	(667,181)	(1,077,040)

Total expenses after fees waived and/or reimbursed	1,046,977	1,794,948	4,026,958	3,704,219

Net investment income	16,487,659	21,620,156	44,754,743	35,755,484

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — affiliated	2,570,172	22,902,671	92,576,893	85,596,660
Capital gain distributions from investment companies — affiliated	128,869	1,010,185	6,976,531	7,485,643
Allocation from the affiliated Master Portfolio	—	595,421	2,267,116	3,378,995

	2,699,041	24,508,277	101,820,540	96,461,298

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	8,441,056	19,210,892	60,303,244	145,252,218
Allocation from the affiliated Master Portfolio	—	1,554,890	5,899,639	8,851,821

	8,441,056	20,765,782	66,202,883	154,104,039

Net realized and unrealized gain	11,140,097	45,274,059	168,023,423	250,565,337

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,627,756	$66,894,215	$212,778,166	$286,320,821

See notes to financial statements.

18	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock 20/80 Target Allocation Fund		BlackRock 40/60 Target Allocation Fund

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/25	Year Ended 09/30/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,487,659	$15,604,726	$21,620,156	$18,276,586
Net realized gain	2,699,041	5,547,944	24,508,277	20,937,605
Net change in unrealized appreciation (depreciation)	8,441,056	44,100,487	20,765,782	71,546,744

Net increase in net assets resulting from operations	27,627,756	65,253,157	66,894,215	110,760,935

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,775,930)	(2,574,924)	(4,421,808)	(3,989,841)
Investor A	(7,247,674)	(6,241,192)	(8,470,792)	(7,290,167)
Investor C	(748,191)	(817,249)	(891,747)	(962,583)
Class K	(5,908,549)	(4,483,316)	(6,049,652)	(4,220,565)
Class R	(211,327)	(199,363)	(339,067)	(327,584)

Decrease in net assets resulting from distributions to shareholders	(16,891,671)	(14,316,044)	(20,173,066)	(16,790,740)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(8,243,712)	(35,008,862)	61,319,994	(27,727,483)

NET ASSETS
Total increase in net assets	2,492,373	15,928,251	108,041,143	66,242,712
Beginning of year	440,774,854	424,846,603	657,031,880	590,789,168

End of year	$443,267,227	$440,774,854	$765,073,023	$657,031,880

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	19

Statements of Changes in Net Assets (continued)

	BlackRock 60/40 Target Allocation Fund		BlackRock 80/20 Target Allocation Fund

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/25	Year Ended 09/30/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$44,754,743	$37,981,177	$35,755,484	$26,087,618
Net realized gain	101,820,540	98,382,313	96,461,298	108,414,555
Net change in unrealized appreciation (depreciation)	66,202,883	188,843,079	154,104,039	207,995,929

Net increase in net assets resulting from operations	212,778,166	325,206,569	286,320,821	342,498,102

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(27,293,299)	(10,015,656)	(43,024,450)	(19,290,585)
Investor A	(53,722,352)	(16,957,882)	(31,143,421)	(13,043,271)
Investor C	(4,066,664)	(1,321,573)	(5,443,488)	(2,301,879)
Class K	(47,319,389)	(13,785,791)	(52,381,709)	(19,210,051)
Class R	(3,017,000)	(646,703)	(2,692,243)	(839,116)

Decrease in net assets resulting from distributions to shareholders	(135,418,704)	(42,727,605)	(134,685,311)	(54,684,902)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	256,142,482	47,147,485	527,408,313	154,391,407

NET ASSETS
Total increase in net assets	333,501,944	329,626,449	679,043,823	442,204,607
Beginning of year	1,678,880,271	1,349,253,822	1,631,685,620	1,189,481,013

End of year	$2,012,382,215	$1,678,880,271	$2,310,729,443	$1,631,685,620

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund

	Institutional

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$11.68	$10.39	$10.31	$12.83	$12.44

Net investment income(a)	0.45	0.42	0.37	0.34	0.25
Net realized and unrealized gain (loss)	0.29	1.25	0.07	(2.25)	0.70

Net increase (decrease) from investment operations	0.74	1.67	0.44	(1.91)	0.95

Distributions(b)
From net investment income	(0.48)	(0.38)	(0.36)	(0.27)	(0.20)
From net realized gain	—	—	—	(0.34)	(0.36)

Total distributions	(0.48)	(0.38)	(0.36)	(0.61)	(0.56)

Net asset value, end of year	$11.94	$11.68	$10.39	$10.31	$12.83

Total Return(c)
Based on net asset value	6.67%	16.37%	4.32%	(15.72)%	7.71%

Ratios to Average Net Assets(d)
Total expenses	0.24%	0.26%	0.27%	0.25%	0.25%

Total expenses after fees waived and/or reimbursed	0.04%	0.10%	0.11%	0.11%	0.11%

Net investment income	3.95%	3.80%	3.51%	2.86%	1.96%

Supplemental Data
Net assets, end of year (000)	$85,387	$70,431	$76,851	$111,382	$170,274

Portfolio turnover rate	50%	94%	105%	65%	72%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)
	Investor A

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$11.48	$10.21	$10.13	$12.63	$12.26

Net investment income(a)	0.41	0.37	0.33	0.29	0.21
Net realized and unrealized gain (loss)	0.28	1.24	0.08	(2.22)	0.68

Net increase (decrease) from investment operations	0.69	1.61	0.41	(1.93)	0.89

Distributions(b)
From net investment income	(0.44)	(0.34)	(0.33)	(0.23)	(0.16)
From net realized gain	—	—	—	(0.34)	(0.36)

Total distributions	(0.44)	(0.34)	(0.33)	(0.57)	(0.52)

Net asset value, end of year	$11.73	$11.48	$10.21	$10.13	$12.63

Total Return(c)
Based on net asset value	6.32%	16.06%	4.00%	(16.06)%	7.36%

Ratios to Average Net Assets(d)
Total expenses	0.50%	0.54%	0.49%	0.48%	0.47%

Total expenses after fees waived and/or reimbursed	0.38%	0.44%	0.43%	0.44%	0.43%

Net investment income	3.66%	3.47%	3.18%	2.51%	1.65%

Supplemental Data
Net assets, end of year (000)	$182,918	$192,547	$191,443	$216,422	$266,615

Portfolio turnover rate	50%	94%	105%	65%	72%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

22	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor C

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$11.37	$10.10	$10.00	$12.46	$12.10

Net investment income(a)	0.33	0.29	0.25	0.21	0.11
Net realized and unrealized gain (loss)	0.28	1.21	0.08	(2.20)	0.68

Net increase (decrease) from investment operations	0.61	1.50	0.33	(1.99)	0.79

Distributions(b)
From net investment income	(0.33)	(0.23)	(0.23)	(0.13)	(0.07)
From net realized gain	—	—	—	(0.34)	(0.36)

Total distributions	(0.33)	(0.23)	(0.23)	(0.47)	(0.43)

Net asset value, end of year	$11.65	$11.37	$10.10	$10.00	$12.46

Total Return(c)
Based on net asset value	5.60%	15.08%	3.28%	(16.64)%	6.55%

Ratios to Average Net Assets(d)
Total expenses	1.20%	1.24%	1.25%	1.20%	1.21%

Total expenses after fees waived and/or reimbursed	1.11%	1.19%	1.19%	1.18%	1.18%

Net investment income	2.95%	2.73%	2.43%	1.78%	0.91%

Supplemental Data
Net assets, end of year (000)	$21,463	$28,042	$41,939	$55,438	$81,679

Portfolio turnover rate	50%	94%	105%	65%	72%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class K

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$11.68	$10.39	$10.31	$12.83	$12.44

Net investment income(a)	0.46	0.42	0.37	0.34	0.25
Net realized and unrealized gain (loss)	0.29	1.25	0.08	(2.25)	0.70

Net increase (decrease) from investment operations	0.75	1.67	0.45	(1.91)	0.95

Distributions(b)
From net investment income	(0.48)	(0.38)	(0.37)	(0.27)	(0.20)
From net realized gain	—	—	—	(0.34)	(0.36)

Total distributions	(0.48)	(0.38)	(0.37)	(0.61)	(0.56)

Net asset value, end of year	$11.95	$11.68	$10.39	$10.31	$12.83

Total Return(c)
Based on net asset value	6.79%	16.39%	4.35%	(15.70)%	7.72%

Ratios to Average Net Assets(d)
Total expenses	0.13%	0.15%	0.16%	0.13%	0.15%

Total expenses after fees waived and/or reimbursed	0.02%	0.08%	0.09%	0.09%	0.09%

Net investment income	4.01%	3.81%	3.51%	2.93%	1.98%

Supplemental Data
Net assets, end of year (000)	$147,799	$142,689	$108,105	$79,172	$70,002

Portfolio turnover rate	50%	94%	105%	65%	72%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

24	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class R

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$11.43	$10.17	$10.09	$12.58	$12.20

Net investment income(a)	0.38	0.34	0.30	0.26	0.17
Net realized and unrealized gain (loss)	0.27	1.23	0.08	(2.22)	0.69

Net increase (decrease) from investment operations	0.65	1.57	0.38	(1.96)	0.86

Distributions(b)
From net investment income	(0.40)	(0.31)	(0.30)	(0.19)	(0.12)
From net realized gain	—	—	—	(0.34)	(0.36)

Total distributions	(0.40)	(0.31)	(0.30)	(0.53)	(0.48)

Net asset value, end of year	$11.68	$11.43	$10.17	$10.09	$12.58

Total Return(c)
Based on net asset value	5.98%	15.69%	3.73%	(16.31)%	7.07%

Ratios to Average Net Assets(d)
Total expenses	0.77%	0.77%	0.79%	0.77%	0.77%

Total expenses after fees waived and/or reimbursed	0.67%	0.72%	0.74%	0.74%	0.73%

Net investment income	3.38%	3.20%	2.87%	2.22%	1.37%

Supplemental Data
Net assets, end of year (000)	$5,700	$7,066	$6,509	$6,833	$7,585

Portfolio turnover rate	50%	94%	105%	65%	72%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund

	Institutional

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$13.41	$11.52	$10.96	$13.89	$12.86

Net investment income(a)	0.43	0.40	0.36	0.36	0.25
Net realized and unrealized gain (loss)	0.81	1.85	0.54	(2.43)	1.38

Net increase (decrease) from investment operations	1.24	2.25	0.90	(2.07)	1.63

Distributions(b)
From net investment income	(0.44)	(0.36)	(0.34)	(0.30)	(0.18)
From net realized gain	—	—	—	(0.56)	(0.42)

Total distributions	(0.44)	(0.36)	(0.34)	(0.86)	(0.60)

Net asset value, end of year	$14.21	$13.41	$11.52	$10.96	$13.89

Total Return(c)
Based on net asset value	9.56%	19.88%	8.31%	(16.08)%	12.91%

Ratios to Average Net Assets(d)
Total expenses	0.26%	0.27%	0.26%	0.27%	0.26%

Total expenses after fees waived and/or reimbursed	0.06%	0.10%	0.10%	0.11%	0.11%

Net investment income	3.24%	3.19%	3.13%	2.80%	1.84%

Supplemental Data
Net assets, end of year (000)	$185,229	$145,964	$135,752	$149,551	$233,289

Portfolio turnover rate	47%	103%	101%	63%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

26	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor A

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$13.24	$11.38	$10.83	$13.73	$12.73

Net investment income(a)	0.39	0.35	0.32	0.31	0.20
Net realized and unrealized gain (loss)	0.79	1.83	0.53	(2.39)	1.36

Net increase (decrease) from investment operations	1.18	2.18	0.85	(2.08)	1.56

Distributions(b)
From net investment income	(0.39)	(0.32)	(0.30)	(0.26)	(0.14)
From net realized gain	—	—	—	(0.56)	(0.42)

Total distributions	(0.39)	(0.32)	(0.30)	(0.82)	(0.56)

Net asset value, end of year	$14.03	$13.24	$11.38	$10.83	$13.73

Total Return(c)
Based on net asset value	9.23%	19.47%	7.92%	(16.31)%	12.48%

Ratios to Average Net Assets(d)
Total expenses	0.49%	0.51%	0.47%	0.48%	0.46%

Total expenses after fees waived and/or reimbursed	0.40%	0.44%	0.43%	0.44%	0.44%

Net investment income	2.94%	2.85%	2.78%	2.46%	1.51%

Supplemental Data
Net assets, end of year (000)	$297,983	$287,736	$260,121	$259,984	$306,177

Portfolio turnover rate	47%	103%	101%	63%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor C

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$13.06	$11.21	$10.66	$13.52	$12.54

Net investment income(a)	0.29	0.25	0.23	0.22	0.10
Net realized and unrealized gain (loss)	0.79	1.81	0.52	(2.37)	1.35

Net increase (decrease) from investment operations	1.08	2.06	0.75	(2.15)	1.45

Distributions(b)
From net investment income	(0.28)	(0.21)	(0.20)	(0.15)	(0.05)
From net realized gain	—	—	—	(0.56)	(0.42)

Total distributions	(0.28)	(0.21)	(0.20)	(0.71)	(0.47)

Net asset value, end of year	$13.86	$13.06	$11.21	$10.66	$13.52

Total Return(c)
Based on net asset value	8.45%	18.58%	7.08%	(16.93)%	11.68%

Ratios to Average Net Assets(d)
Total expenses	1.20%	1.22%	1.23%	1.20%	1.21%

Total expenses after fees waived and/or reimbursed	1.14%	1.19%	1.19%	1.18%	1.18%

Net investment income	2.22%	2.10%	2.03%	1.73%	0.76%

Supplemental Data
Net assets, end of year (000)	$37,873	$45,453	$56,748	$69,423	$95,825

Portfolio turnover rate	47%	103%	101%	63%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

28	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class K

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$13.42	$11.53	$10.97	$13.90	$12.87

Net investment income(a)	0.44	0.40	0.36	0.36	0.26
Net realized and unrealized gain (loss)	0.81	1.85	0.54	(2.43)	1.37

Net increase (decrease) from investment operations	1.25	2.25	0.90	(2.07)	1.63

Distributions(b)
From net investment income	(0.44)	(0.36)	(0.34)	(0.30)	(0.18)
From net realized gain	—	—	—	(0.56)	(0.42)

Total distributions	(0.44)	(0.36)	(0.34)	(0.86)	(0.60)

Net asset value, end of year	$14.23	$13.42	$11.53	$10.97	$13.90

Total Return(c)
Based on net asset value	9.65%	19.88%	8.33%	(16.06)%	12.92%

Ratios to Average Net Assets(d)
Total expenses	0.12%	0.13%	0.14%	0.13%	0.14%

Total expenses after fees waived and/or reimbursed	0.04%	0.08%	0.08%	0.09%	0.09%

Net investment income	3.28%	3.21%	3.12%	2.85%	1.87%

Supplemental Data
Net assets, end of year (000)	$224,914	$164,750	$125,737	$89,389	$59,411

Portfolio turnover rate	47%	103%	101%	63%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class R

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$13.20	$11.35	$10.80	$13.70	$12.69

Net investment income(a)	0.36	0.33	0.30	0.29	0.18
Net realized and unrealized gain (loss)	0.80	1.82	0.53	(2.39)	1.36

Net increase (decrease) from investment operations	1.16	2.15	0.83	(2.10)	1.54

Distributions(b)
From net investment income	(0.37)	(0.30)	(0.28)	(0.24)	(0.11)
From net realized gain	—	—	—	(0.56)	(0.42)

Total distributions	(0.37)	(0.30)	(0.28)	(0.80)	(0.53)

Net asset value, end of year	$13.99	$13.20	$11.35	$10.80	$13.70

Total Return(c)
Based on net asset value	9.05%	19.26%	7.79%	(16.48)%	12.27%

Ratios to Average Net Assets(d)
Total expenses	0.80%	0.79%	0.83%	0.80%	0.80%

Total expenses after fees waived and/or reimbursed	0.56%	0.60%	0.60%	0.61%	0.61%

Net investment income	2.72%	2.69%	2.59%	2.31%	1.34%

Supplemental Data
Net assets, end of year (000)	$19,074	$13,128	$12,432	$10,805	$10,705

Portfolio turnover rate	47%	103%	101%	63%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

30	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund

	Institutional

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$16.57	$13.79	$12.59	$16.38	$14.43

Net investment income(a)	0.42	0.40	0.37	0.39	0.26
Net realized and unrealized gain (loss)	1.44	2.83	1.17	(2.97)	2.29

Net increase (decrease) from investment operations	1.86	3.23	1.54	(2.58)	2.55

Distributions(b)
From net investment income	(0.43)	(0.35)	(0.34)	(0.36)	(0.21)
From net realized gain	(0.90)	(0.10)	—	(0.85)	(0.39)

Total distributions	(1.33)	(0.45)	(0.34)	(1.21)	(0.60)

Net asset value, end of year	$17.10	$16.57	$13.79	$12.59	$16.38

Total Return(c)
Based on net asset value	12.18%	23.81%	12.36%	(17.30)%	17.94%

Ratios to Average Net Assets(d)
Total expenses	0.25%	0.25%	0.22%	0.26%	0.24%

Total expenses after fees waived and/or reimbursed	0.08%	0.10%	0.10%	0.10%	0.11%

Net investment income	2.65%	2.64%	2.72%	2.61%	1.63%

Supplemental Data
Net assets, end of year (000)	$483,413	$369,007	$314,277	$260,346	$296,407

Portfolio turnover rate	49%	104%	93%	58%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor A

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$16.20	$13.49	$12.32	$16.05	$14.15

Net investment income(a)	0.36	0.34	0.32	0.33	0.20
Net realized and unrealized gain (loss)	1.39	2.77	1.14	(2.90)	2.25

Net increase (decrease) from investment operations	1.75	3.11	1.46	(2.57)	2.45

Distributions(b)
From net investment income	(0.37)	(0.30)	(0.29)	(0.31)	(0.16)
From net realized gain	(0.90)	(0.10)	—	(0.85)	(0.39)

Total distributions	(1.27)	(0.40)	(0.29)	(1.16)	(0.55)

Net asset value, end of year	$16.68	$16.20	$13.49	$12.32	$16.05

Total Return(c)
Based on net asset value	11.76%	23.41%	11.98%	(17.56)%	17.58%

Ratios to Average Net Assets(d)
Total expenses	0.49%	0.49%	0.47%	0.45%	0.45%

Total expenses after fees waived and/or reimbursed	0.42%	0.44%	0.44%	0.44%	0.44%

Net investment income	2.34%	2.29%	2.37%	2.27%	1.28%

Supplemental Data
Net assets, end of year (000)	$728,612	$687,425	$588,797	$564,789	$699,130

Portfolio turnover rate	49%	104%	93%	58%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

32	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor C

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$15.76	$13.13	$11.98	$15.64	$13.79

Net investment income(a)	0.24	0.22	0.21	0.22	0.08
Net realized and unrealized gain (loss)	1.36	2.69	1.12	(2.84)	2.20

Net increase (decrease) from investment operations	1.60	2.91	1.33	(2.62)	2.28

Distributions(b)
From net investment income	(0.24)	(0.18)	(0.18)	(0.19)	(0.04)
From net realized gain	(0.90)	(0.10)	—	(0.85)	(0.39)

Total distributions	(1.14)	(0.28)	(0.18)	(1.04)	(0.43)

Net asset value, end of year	$16.22	$15.76	$13.13	$11.98	$15.64

Total Return(c)
Based on net asset value	10.98%	22.44%	11.20%	(18.18)%	16.74%

Ratios to Average Net Assets(d)
Total expenses	1.19%	1.19%	1.20%	1.18%	1.20%

Total expenses after fees waived and/or reimbursed	1.15%	1.18%	1.19%	1.18%	1.19%

Net investment income	1.62%	1.54%	1.62%	1.55%	0.53%

Supplemental Data
Net assets, end of year (000)	$51,897	$58,901	$67,973	$69,416	$99,500

Portfolio turnover rate	49%	104%	93%	58%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class K

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$16.57	$13.79	$12.59	$16.38	$14.43

Net investment income(a)	0.43	0.40	0.37	0.40	0.28
Net realized and unrealized gain (loss)	1.43	2.83	1.17	(2.98)	2.27

Net increase (decrease) from investment operations	1.86	3.23	1.54	(2.58)	2.55

Distributions(b)
From net investment income	(0.43)	(0.35)	(0.34)	(0.36)	(0.21)
From net realized gain	(0.90)	(0.10)	—	(0.85)	(0.39)

Total distributions	(1.33)	(0.45)	(0.34)	(1.21)	(0.60)

Net asset value, end of year	$17.10	$16.57	$13.79	$12.59	$16.38

Total Return(c)
Based on net asset value	12.21%	23.84%	12.39%	(17.29)%	17.96%

Ratios to Average Net Assets(d)
Total expenses	0.10%	0.09%	0.10%	0.10%	0.11%

Total expenses after fees waived and/or reimbursed	0.06%	0.08%	0.08%	0.08%	0.09%

Net investment income	2.70%	2.66%	2.72%	2.68%	1.71%

Supplemental Data
Net assets, end of year (000)	$703,663	$526,884	$356,094	$256,326	$195,750

Portfolio turnover rate	49%	104%	93%	58%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

34	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class R

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$16.13	$13.44	$12.28	$16.01	$14.12

Net investment income(a)	0.33	0.31	0.29	0.30	0.17
Net realized and unrealized gain (loss)	1.39	2.76	1.15	(2.90)	2.24

Net increase (decrease) from investment operations	1.72	3.07	1.44	(2.60)	2.41

Distributions(b)
From net investment income	(0.36)	(0.28)	(0.28)	(0.28)	(0.13)
From net realized gain	(0.90)	(0.10)	—	(0.85)	(0.39)

Total distributions	(1.26)	(0.38)	(0.28)	(1.13)	(0.52)

Net asset value, end of year	$16.59	$16.13	$13.44	$12.28	$16.01

Total Return(c)
Based on net asset value	11.55%	23.19%	11.81%	(17.76)%	17.31%

Ratios to Average Net Assets(d)
Total expenses	0.80%	0.80%	0.79%	0.80%	0.79%

Total expenses after fees waived and/or reimbursed	0.61%	0.62%	0.63%	0.63%	0.64%

Net investment income	2.15%	2.11%	2.18%	2.06%	1.07%

Supplemental Data
Net assets, end of year (000)	$44,796	$36,663	$22,113	$17,164	$16,815

Portfolio turnover rate	49%	104%	93%	58%	68%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund

	Institutional

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$18.43	$15.06	$13.22	$17.10	$14.16

Net investment income(a)	0.34	0.33	0.33	0.37	0.24
Net realized and unrealized gain (loss)	2.13	3.72	1.83	(3.22)	3.03

Net increase (decrease) from investment operations	2.47	4.05	2.16	(2.85)	3.27

Distributions(b)
From net investment income	(0.32)	(0.31)	(0.28)	(0.32)	(0.18)
From net realized gain	(1.16)	(0.37)	(0.04)	(0.71)	(0.15)

Total distributions	(1.48)	(0.68)	(0.32)	(1.03)	(0.33)

Net asset value, end of year	$19.42	$18.43	$15.06	$13.22	$17.10

Total Return(c)
Based on net asset value	14.45%	27.65%	16.54%	(18.02)%	23.26%

Ratios to Average Net Assets(d)
Total expenses	0.26%	0.27%	0.25%	0.30%	0.28%

Total expenses after fees waived and/or reimbursed	0.11%	0.09%	0.10%	0.10%	0.10%

Net investment income	1.90%	1.95%	2.22%	2.35%	1.45%

Supplemental Data
Net assets, end of year (000)	$910,834	$571,836	$417,435	$325,725	$240,529

Portfolio turnover rate	52%	97%	97%	51%	56%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

36	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor A

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$17.96	$14.68	$12.90	$16.72	$13.85

Net investment income(a)	0.28	0.26	0.27	0.31	0.18
Net realized and unrealized gain (loss)	2.05	3.65	1.78	(3.15)	2.97

Net increase (decrease) from investment operations	2.33	3.91	2.05	(2.84)	3.15

Distributions(b)
From net investment income	(0.26)	(0.26)	(0.23)	(0.27)	(0.13)
From net realized gain	(1.16)	(0.37)	(0.04)	(0.71)	(0.15)

Total distributions	(1.42)	(0.63)	(0.27)	(0.98)	(0.28)

Net asset value, end of year	$18.87	$17.96	$14.68	$12.90	$16.72

Total Return(c)
Based on net asset value	14.01%	27.34%	16.07%	(18.32)%	22.93%

Ratios to Average Net Assets(d)
Total expenses	0.51%	0.46%	0.50%	0.50%	0.47%

Total expenses after fees waived and/or reimbursed	0.45%	0.43%	0.44%	0.44%	0.44%

Net investment income	1.61%	1.62%	1.88%	2.03%	1.10%

Supplemental Data
Net assets, end of year (000)	$445,618	$392,981	$302,881	$255,281	$283,943

Portfolio turnover rate	52%	97%	97%	51%	56%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor C

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$17.20	$14.09	$12.38	$16.09	$13.35

Net investment income(a)	0.14	0.14	0.16	0.19	0.06
Net realized and unrealized gain (loss)	1.97	3.49	1.71	(3.04)	2.86

Net increase (decrease) from investment operations	2.11	3.63	1.87	(2.85)	2.92

Distributions(b)
From net investment income	(0.14)	(0.15)	(0.12)	(0.15)	(0.03)
From net realized gain	(1.16)	(0.37)	(0.04)	(0.71)	(0.15)

Total distributions	(1.30)	(0.52)	(0.16)	(0.86)	(0.18)

Net asset value, end of year	$18.01	$17.20	$14.09	$12.38	$16.09

Total Return(c)
Based on net asset value	13.17%	26.36%	15.24%	(18.92)%	21.95%

Ratios to Average Net Assets(d)
Total expenses	1.21%	1.22%	1.23%	1.20%	1.23%

Total expenses after fees waived and/or reimbursed	1.19%	1.18%	1.19%	1.19%	1.19%

Net investment income	0.87%	0.87%	1.13%	1.29%	0.36%

Supplemental Data
Net assets, end of year (000)	$75,375	$72,113	$63,776	$56,149	$74,750

Portfolio turnover rate	52%	97%	97%	51%	56%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

38	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class K

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$18.44	$15.06	$13.22	$17.11	$14.16

Net investment income(a)	0.35	0.33	0.33	0.40	0.25
Net realized and unrealized gain (loss)	2.12	3.73	1.83	(3.26)	3.03

Net increase (decrease) from investment operations	2.47	4.06	2.16	(2.86)	3.28

Distributions(b)
From net investment income	(0.32)	(0.31)	(0.28)	(0.32)	(0.18)
From net realized gain	(1.16)	(0.37)	(0.04)	(0.71)	(0.15)

Total distributions	(1.48)	(0.68)	(0.32)	(1.03)	(0.33)

Net asset value, end of year	$19.43	$18.44	$15.06	$13.22	$17.11

Total Return(c)
Based on net asset value	14.47%	27.74%	16.55%	(18.05)%	23.35%

Ratios to Average Net Assets(d)
Total expenses	0.11%	0.09%	0.10%	0.10%	0.12%

Total expenses after fees waived and/or reimbursed	0.09%	0.07%	0.08%	0.08%	0.08%

Net investment income	1.98%	1.98%	2.24%	2.56%	1.50%

Supplemental Data
Net assets, end of year (000)	$832,401	$561,515	$386,972	$271,863	$148,917

Portfolio turnover rate	52%	97%	97%	51%	56%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class R

	Year Ended 09/30/25	Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21

Net asset value, beginning of year	$17.80	$14.57	$12.81	$16.61	$13.77

Net investment income(a)	0.25	0.24	0.25	0.28	0.14
Net realized and unrealized gain (loss)	2.03	3.60	1.77	(3.13)	2.96

Net increase (decrease) from investment operations	2.28	3.84	2.02	(2.85)	3.10

Distributions(b)
From net investment income	(0.24)	(0.24)	(0.22)	(0.24)	(0.11)
From net realized gain	(1.16)	(0.37)	(0.04)	(0.71)	(0.15)

Total distributions	(1.40)	(0.61)	(0.26)	(0.95)	(0.26)

Net asset value, end of year	$18.68	$17.80	$14.57	$12.81	$16.61

Total Return(c)
Based on net asset value	13.83%	27.09%	15.92%	(18.43)%	22.69%

Ratios to Average Net Assets(d)
Total expenses	0.81%	0.80%	0.82%	0.82%	0.80%

Total expenses after fees waived and/or reimbursed	0.61%	0.59%	0.60%	0.60%	0.60%

Net investment income	1.45%	1.45%	1.71%	1.85%	0.87%

Supplemental Data
Net assets, end of year (000)	$46,501	$33,241	$18,418	$11,823	$10,224

Portfolio turnover rate	52%	97%	97%	51%	56%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

See notes to financial statements.

40	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock 20/80 Target Allocation Fund	20/80 Target Allocation	Diversified
BlackRock 40/60 Target Allocation Fund	40/60 Target Allocation	Diversified
BlackRock 60/40 Target Allocation Fund	60/40 Target Allocation	Diversified
BlackRock 80/20 Target Allocation Fund	80/20 Target Allocation	Diversified

By owning shares of Underlying Funds and investing in a Master Portfolio, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities. The Funds are subject to the same risks as the Underlying Funds and the Master Portfolios in which they invest. Equity funds may include funds that invest in, among other things, domestic and international equities, real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. In addition, the Underlying Funds and the Master Portfolios may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (continued)

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	The Funds record their proportionate investment in the Master Portfolio at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolio.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of September 30, 2025, certain investments of the Funds were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral

42	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (continued)

received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

20/80 Target Allocation

Citigroup Global Markets, Inc.	$13,124,226	$(13,124,226)	$—	$—

J.P. Morgan Securities LLC	421,036	(421,036)	—	—

Morgan Stanley	776,812	(776,812)	—	—

SG Americas Securities LLC	24,144	(24,144)	—	—

	$14,346,218	$(14,346,218)	$—	$—

40/60 Target Allocation

Citigroup Global Markets, Inc.	$595,699	$(595,699)	$—	$—

Goldman Sachs & Co. LLC	22,607,950	(22,607,950)	—	—

Morgan Stanley	14,268,029	(14,268,029)	—	—

	$37,471,678	$(37,471,678)	$—	$—

60/40 Target Allocation

Citigroup Global Markets, Inc.	$11,084,875	$(11,084,875)	$—	$—

Goldman Sachs & Co. LLC	25,576,852	(25,576,852)	—	—

Morgan Stanley	27,456,699	(27,456,699)	—	—

	$64,118,426	$(64,118,426)	$—	$—

80/20 Target Allocation

Barclays Capital, Inc.	$5,499,666	$(5,499,666)	$—	$—

Goldman Sachs & Co. LLC	20,746,981	(20,746,981)	—	—

Jefferies LLC	4,513,520	(4,513,520)	—	—

Morgan Stanley	30,295,764	(30,295,764)	—	—

	$61,055,931	$(61,055,931)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (continued)

collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distribution Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees

Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the year ended September 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total

20/80 Target Allocation	$455,431	$234,499	$30,204	$720,134
40/60 Target Allocation	709,660	399,369	81,914	1,190,943
60/40 Target Allocation	1,700,805	534,486	201,142	2,436,433
80/20 Target Allocation	1,002,356	713,014	189,624	1,904,994

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended September 30, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

20/80 Target Allocation	$15,926	$36,466	$4,698	$28,778	$1,210	$87,078
40/60 Target Allocation	33,379	56,809	7,997	39,753	3,276	141,214
60/40 Target Allocation	82,422	136,144	10,702	119,865	8,049	357,182
80/20 Target Allocation	150,146	80,218	14,270	139,977	7,584	392,195

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended September 30, 2025, the Funds did not pay any amounts to affiliates in return for these services.

44	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

20/80 Target Allocation	$671	$3,590	$1,251	$621	$95	$6,228
40/60 Target Allocation	907	4,458	2,045	775	197	8,382
60/40 Target Allocation	2,961	20,910	4,319	1,728	460	30,378
80/20 Target Allocation	2,332	16,307	5,088	2,148	567	26,442

For the year ended September 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

20/80 Target Allocation	$85,102	$213,090	$17,438	$7,470	$8,281	$331,381
40/60 Target Allocation	229,003	356,957	31,367	8,370	30,208	655,905
60/40 Target Allocation	614,146	944,460	46,962	15,530	82,365	1,703,463
80/20 Target Allocation	1,137,438	606,865	72,676	14,868	79,364	1,911,211

Other Fees: For the year ended September 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts

20/80 Target Allocation	$15,294
40/60 Target Allocation	20,610
60/40 Target Allocation	46,755
80/20 Target Allocation	54,533

For the year ended September 30, 2025, affiliates received CDSCs as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation

Investor A	$755	$96	$1,169	$78
Investor C	1,252	1,812	5,300	14,528

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R

20/80 Target Allocation	0.09%	0.43%	1.18%	0.07%	0.74%
40/60 Target Allocation	0.09	0.43	1.18	0.07	0.59
60/40 Target Allocation	0.09	0.43	1.18	0.07	0.62
80/20 Target Allocation	0.09	0.43	1.18	0.07	0.59

With respect to each Fund, the Manager contractually agreed to reimburse each Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. With respect to each Fund, the reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year. The reimbursement amount is subject to a maximum amount with respect to each Fund equal to the market value each Fund had invested in the Master Total Return Portfolio prior to investing in the BlackRock Total Return Fund. For the year ended September 30, 2025, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

Fund Name	Amounts Waived

20/80 Target Allocation	$226,621
40/60 Target Allocation	279,854
60/40 Target Allocation	565,254
80/20 Target Allocation	248,414

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (continued)

Fund. The contractual expense limitations exclude expenses allocated from the Underlying Funds and the Master Portfolio in which the Funds invest. For the year ended September 30, 2025, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

Fund Name	Amounts Waived

20/80 Target Allocation	$4,504

The following Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the year ended September 30, 2025, the amounts were as follows:

Fund Name	Amounts Waived

20/80 Target Allocation	$162,506
40/60 Target Allocation	106,603

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2025, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

20/80 Target Allocation	$15,926	$33,694	$125	$28,778	$205	$78,728
40/60 Target Allocation	33,379	56,809	67	39,693	3,275	133,223
60/40 Target Allocation	82,422	136,144	823	70,629	8,049	298,067
80/20 Target Allocation	150,146	79,222	2,697	67,911	7,584	307,560

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

20/80 Target Allocation	$69,181	$15,190	$—	$7,470	$14	$91,855
40/60 Target Allocation	195,312	44,076	—	8,319	26,963	274,670
60/40 Target Allocation	486,978	122,405	—	6	57,792	667,181
80/20 Target Allocation	892,404	117,078	479	—	67,079	1,077,040

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended September 30, 2025, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts

20/80 Target Allocation	$24,698
40/60 Target Allocation	52,116
60/40 Target Allocation	131,122

46	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (continued)

Fund Name	Amounts

80/20 Target Allocation	$70,311

Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.

During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended September 30, 2025, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain

20/80 Target Allocation	$278,159	$734,702	$242,924
40/60 Target Allocation	—	6,691,523	3,315,137
60/40 Target Allocation	—	2,655,109	67,367
80/20 Target Allocation	—	2,858,128	52,027

6.	PURCHASES AND SALES

For the year ended September 30, 2025, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolio, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales

20/80 Target Allocation	$218,246,346	$226,737,413
40/60 Target Allocation	396,715,869	332,515,921
60/40 Target Allocation	1,046,171,519	879,818,075
80/20 Target Allocation	1,444,086,706	1,011,436,295

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

Fund Name	Year Ended 09/30/25	Year Ended 09/30/24

20/80 Target Allocation
Ordinary income	$16,891,671	$14,316,044

40/60 Target Allocation
Ordinary income	$20,173,066	$16,790,740

60/40 Target Allocation
Ordinary income	$88,652,848	$32,611,781
Long term capital gains	46,765,856	10,115,824

	$135,418,704	$42,727,605

80/20 Target Allocation
Ordinary income	$76,993,432	$23,795,371
Long term capital gains	57,691,879	30,889,531

	$134,685,311	$54,684,902

As of September 30, 2025, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total

20/80 Target Allocation	$11,333,297	$—	$(46,917,162)	$27,917,292	$(7,666,573)
40/60 Target Allocation	14,880,060	17,065,703	—	81,087,062	113,032,825
60/40 Target Allocation	40,548,812	88,580,257	—	279,097,268	408,226,337
80/20 Target Allocation	41,940,016	74,219,196	—	415,369,381	531,528,593

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the timing and recognition of partnership income.

During the year ended September 30, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:

Fund Name	Utilized

20/80 Target Allocation	$1,745,880
40/60 Target Allocation	6,687,294

As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

20/80 Target Allocation	$429,509,410	$28,299,302	$(382,010)	$27,917,292
40/60 Target Allocation	724,881,629	81,464,889	(377,827)	81,087,062
60/40 Target Allocation	1,798,549,844	280,068,959	(971,691)	279,097,268
80/20 Target Allocation	1,953,545,153	415,529,246	(159,865)	415,369,381

8.	BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2025, the Funds did not borrow under the credit agreement.

48	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests through their investments in the Underlying Funds and the Master Portfolio, in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 09/30/25		Year Ended 09/30/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

20/80 Target Allocation

Institutional

Shares sold	3,708,800	$41,475,594	2,150,446	$23,656,095

Shares issued in reinvestment of distributions	250,326	2,758,593	237,636	2,559,342

Shares redeemed	(2,840,927)	(32,378,091)	(3,756,634)	(40,896,523)

	1,118,199	$11,856,096	(1,368,552)	$(14,681,086)

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (continued)

	Year Ended 09/30/25		Year Ended 09/30/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

20/80 Target Allocation (continued)

Investor A

Shares sold and automatic conversion of shares	1,747,984	$19,465,898	1,929,988	$20,666,505

Shares issued in reinvestment of distributions	649,275	7,044,634	570,999	6,058,303

Shares redeemed	(3,581,216)	(39,789,926)	(4,470,934)	(48,035,486)

	(1,183,957)	$(13,279,394)	(1,969,947)	$(21,310,678)

Investor C

Shares sold	157,460	$1,776,980	236,883	$2,521,669

Shares issued in reinvestment of distributions	69,021	748,191	77,317	817,249

Shares redeemed and automatic conversion of shares	(850,097)	(9,443,537)	(2,002,458)	(21,168,856)

	(623,616)	$(6,918,366)	(1,688,258)	$(17,829,938)

Class K

Shares sold	4,496,422	$50,840,084	5,339,806	$57,638,539

Shares issued in reinvestment of distributions	535,363	5,899,704	415,629	4,476,323

Shares redeemed	(4,874,923)	(55,141,954)	(3,946,539)	(43,057,861)

	156,862	$1,597,834	1,808,896	$19,057,001

Class R

Shares sold	62,222	$687,924	82,616	$875,041

Shares issued in reinvestment of distributions	19,513	211,327	18,844	199,362

Shares redeemed	(212,229)	(2,399,133)	(123,261)	(1,318,564)

	(130,494)	$(1,499,882)	(21,801)	$(244,161)

	(663,006)	$(8,243,712)	(3,239,662)	$(35,008,862)

40/60 Target Allocation

Institutional

Shares sold	6,112,582	$79,292,252	3,135,843	$39,244,306

Shares issued in reinvestment of distributions	340,809	4,393,022	326,618	3,948,804

Shares redeemed	(4,308,050)	(57,212,026)	(4,360,662)	(53,455,010)

	2,145,341	$26,473,248	(898,201)	$(10,261,900)

Investor A

Shares sold and automatic conversion of shares	2,370,573	$30,944,586	2,883,203	$35,180,208

Shares issued in reinvestment of distributions	645,424	8,229,161	590,878	7,066,903

Shares redeemed	(3,509,251)	(45,839,571)	(4,598,442)	(56,385,305)

	(493,254)	$(6,665,824)	(1,124,361)	$(14,138,194)

Investor C

Shares sold	179,667	$2,318,966	368,716	$4,412,248

Shares issued in reinvestment of distributions	70,335	891,140	81,053	962,100

Shares redeemed and automatic conversion of shares	(997,422)	(12,887,908)	(2,031,250)	(24,342,270)

	(747,420)	$(9,677,802)	(1,581,481)	$(18,967,922)

Class K

Shares sold	7,179,325	$94,992,875	4,412,109	$54,652,009

Shares issued in reinvestment of distributions	468,327	6,041,421	348,245	4,213,769

Shares redeemed	(4,114,679)	(54,380,908)	(3,389,870)	(41,962,977)

	3,532,973	$46,653,388	1,370,484	$16,902,801

50	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (continued)

	Year Ended 09/30/25		Year Ended 09/30/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

40/60 Target Allocation (continued)

Class R

Shares sold	694,360	$8,851,456	167,838	$2,044,372

Shares issued in reinvestment of distributions	26,635	339,067	27,436	327,584

Shares redeemed	(352,276)	(4,653,539)	(296,121)	(3,634,224)

	368,719	$4,536,984	(100,847)	$(1,262,268)

	4,806,359	$61,319,994	(2,334,406)	$(27,727,483)

60/40 Target Allocation

Institutional

Shares sold	11,454,902	$177,371,347	5,679,484	$85,572,797

Shares issued in reinvestment of distributions	1,777,369	27,140,430	682,747	9,961,271

Shares redeemed	(7,230,697)	(115,205,488)	(6,881,945)	(103,627,817)

	6,001,574	$89,306,289	(519,714)	$(8,093,749)

Investor A

Shares sold and automatic conversion of shares	4,414,083	$68,478,655	4,261,383	$62,872,622

Shares issued in reinvestment of distributions	3,521,894	52,581,877	1,158,867	16,571,804

Shares redeemed	(6,699,388)	(103,368,899)	(6,627,075)	(97,787,391)

	1,236,589	$17,691,633	(1,206,825)	$(18,342,965)

Investor C

Shares sold	430,850	$6,488,100	514,487	$7,420,845

Shares issued in reinvestment of distributions	277,962	4,058,240	94,309	1,319,379

Shares redeemed and automatic conversion of shares	(1,246,426)	(18,744,521)	(2,049,730)	(29,317,415)

	(537,614)	$(8,198,181)	(1,440,934)	$(20,577,191)

Class K

Shares sold	14,349,597	$230,211,918	12,125,742	$180,030,574

Shares issued in reinvestment of distributions	3,100,877	47,319,389	944,879	13,785,791

Shares redeemed	(8,094,658)	(126,729,357)	(7,096,538)	(109,034,861)

	9,355,816	$150,801,950	5,974,083	$84,781,504

Class R

Shares sold	802,854	$12,309,929	755,079	$11,289,782

Shares issued in reinvestment of distributions	202,892	3,017,000	45,351	646,704

Shares redeemed	(579,058)	(8,786,138)	(172,272)	(2,556,600)

	426,688	$6,540,791	628,158	$9,379,886

	16,483,053	$256,142,482	3,434,768	$47,147,485

80/20 Target Allocation

Institutional

Shares sold	23,947,416	$411,051,379	9,463,287	$157,229,752

Shares issued in reinvestment of distributions	2,507,307	42,950,167	1,216,221	19,264,943

Shares redeemed	(10,572,447)	(187,127,840)	(7,384,336)	(122,877,562)

	15,882,276	$266,873,706	3,295,172	$53,617,133

Investor A

Shares sold and automatic conversion of shares	3,431,484	$59,076,583	3,727,209	$60,783,875

Shares issued in reinvestment of distributions	1,846,888	30,824,562	833,603	12,895,840

Shares redeemed	(3,549,746)	(60,610,324)	(3,302,912)	(53,603,057)

	1,728,626	$29,290,821	1,257,900	$20,076,658

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (continued)

	Year Ended 09/30/25		Year Ended 09/30/24

Fund Name/Share Class	Shares	Amount	Shares	Amount

80/20 Target Allocation (continued)

Investor C

Shares sold	841,426	$13,901,957	780,843	$12,250,248

Shares issued in reinvestment of distributions	339,334	5,436,127	154,247	2,298,287

Shares redeemed and automatic conversion of shares	(1,188,985)	(19,550,319)	(1,268,058)	(19,761,868)

	(8,225)	$(212,235)	(332,968)	$(5,213,333)

Class K

Shares sold	16,216,113	$289,756,004	8,841,370	$145,507,174

Shares issued in reinvestment of distributions	3,057,893	52,381,709	1,212,756	19,210,051

Shares redeemed	(6,874,013)	(121,082,881)	(5,298,314)	(88,534,400)

	12,399,993	$221,054,832	4,755,812	$76,182,825

Class R

Shares sold	780,783	$13,214,494	659,963	$10,698,425

Shares issued in reinvestment of distributions	162,684	2,690,792	54,625	838,476

Shares redeemed	(321,932)	(5,504,097)	(110,968)	(1,808,777)

	621,535	$10,401,189	603,620	$9,728,124

	30,624,205	$527,408,313	9,579,536	$154,391,407

As of September 30, 2025, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation

Class K	18,349	18,727

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

52	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund, and BlackRock 80/20 Target Allocation Fund and the Board of Trustees of BlackRock Funds II:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund, and BlackRock 80/20 Target Allocation Fund of BlackRock Funds II (the “Funds”), including the schedules of investments, as of September 30, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 21, 2025

We have served as the auditor of one or more BlackRock investment companies since 1992.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	53

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30, 2025:

Fund Name	Qualified Dividend Income
20/80 Target Allocation	$1,422,057
40/60 Target Allocation	3,498,710
60/40 Target Allocation	13,095,983
80/20 Target Allocation	19,002,211

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended September 30, 2025:

Fund Name	Qualified Business Income
20/80 Target Allocation	$10,527
40/60 Target Allocation	26,561
60/40 Target Allocation	92,412
80/20 Target Allocation	145,384

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended September 30, 2025:

Fund Name	20% Rate Long-Term Capital Gain Dividends
60/40 Target Allocation	$46,765,856
80/20 Target Allocation	57,691,879

The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended September 30, 2025:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
20/80 Target Allocation	$711,140	$27,574
40/60 Target Allocation	1,454,702	63,314
60/40 Target Allocation	5,643,997	277,736
80/20 Target Allocation	7,437,652	324,998

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended September 30, 2025:

Fund Name	Federal Obligation Interest
20/80 Target Allocation	$3,263,472
40/60 Target Allocation	3,811,759
60/40 Target Allocation	6,270,852
80/20 Target Allocation	3,800,256

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2025 qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction
20/80 Target Allocation	4.92%
40/60 Target Allocation	10.00
60/40 Target Allocation	14.16
80/20 Target Allocation	22.07

54	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Important Tax Information (unaudited) (continued)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2025:

Fund Name	Interest Dividends
20/80 Target Allocation	$14,092,087
40/60 Target Allocation	16,896,564
60/40 Target Allocation	27,906,761
80/20 Target Allocation	14,597,635

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2025:

Fund Name	Interest-Related Dividends	Qualified Short-Term Capital Gains
20/80 Target Allocation	$10,607,607	$—
40/60 Target Allocation	12,520,614	—
60/40 Target Allocation	20,462,095	47,180,277
80/20 Target Allocation	10,923,078	49,585,893

I M P O R T A N T T A X I N F O R M A T I O N	55

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Compensation to the independent trustees of the Trust, as applicable, is paid by the Trust, on behalf of the Funds.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

56	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Additional Information  (continued)

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10001

Legal Counsel

Ropes & Gray LLP

Boston, MA 02199

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	57

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock 20/80 Target Allocation Fund (“20/80 Fund”), BlackRock 40/60 Target Allocation Fund (“40/60 Fund”), BlackRock 60/40 Target Allocation Fund (“60/40 Fund”) and BlackRock 80/20 Target Allocation Fund (“80/20 Fund”) (each, a “Fund,” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

58	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Disclosure of Investment Advisory Agreement  (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Funds

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for each of the one-, three- and five-year periods reported, 80/20 Fund ranked in the first quartile against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, 40/60 Fund ranked in the first, second and first quartiles, respectively, against its Performance Peers. The Board noted that for each of the one-, three- and five-year periods reported, 60/40 Fund ranked in the second quartile against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, 20/80 Fund ranked in the second, third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable period.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	59

Disclosure of Investment Advisory Agreement  (continued)

The Board noted that BlackRock does not charge the Fund an advisory fee. The Board reviewed BlackRock’s estimated profitability with respect to other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that BlackRock will not receive any advisory fees from the Funds for its investment advisory service, and that the varying fee structures for fund of funds can limit the value of management fee comparisons.

The Board also noted that each of 20/80 Fund’s, 40/60 Fund’s and 80/20 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Board also noted that 60/40 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.

The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

60	2 0 2 5 B L A C K R O C K A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: November 21, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: November 21, 2025